Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	MR
Entity Registrant Name	MINDRAY MEDICAL INTERNATIONAL LTD
Entity Central Index Key	0001373060
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	87,814,624
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	29,619,907

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 247,859		$ 124,311
Restricted cash and restricted investment	21,528
Short-term investments	615,003		479,173
Accounts receivable, net of allowance of $7,787 and $16,034	185,701		200,437
Inventories	110,099		94,690
Value added tax receivables	7,427		10,833
Other receivables	15,704		16,590
Prepayments and deposits	11,081		9,792
Deferred tax assets, net	6,443		3,483
Total current assets	1,220,845		939,309
Other assets	10,811		7,330
Accounts receivable-non-current, net of allowance of $nil and $nil	2,172
Advances for purchase of plant and equipment	3,009		6,239
Property, plant and equipment, net	268,010		237,952
Land use rights, net	56,921		55,272
Intangible assets, net	132,334		84,029
Goodwill	163,016		128,840
Total assets	1,857,118		1,458,971
Current liabilities:
Short-term bank loans	85,100		50,475
Notes payable	8,697		7,013
Accounts payable	53,244		48,501
Advances from customers	17,550		20,700
Salaries payable	69,919		38,784
Other payables	108,528		65,357
Purchase consideration payable	20,354		2,142
Income taxes payable	30,305		16,847
Other taxes payable	8,894		7,412
Total current liabilities	402,591		257,231
Long-term bank loan	50,039		35,025
Other long-term liabilities	4,004		2,355
Deferred tax liabilities, net	23,369		12,925
Total liabilities	480,003		307,536
Commitments and contingencies (Note 22)
Shareholders' equity:
Ordinary shares(HK$0.001 par value, 5,000,000,000 shares authorized, 115,341,581 shares and 117,434,531 shares issued and outstanding, respectively)	15	[1]	15	[1]
Additional paid-in capital	514,280		486,314
Retained earnings	699,992		566,184
Accumulated other comprehensive income	116,556		100,139
Treasury stock at cost, 387,454 shares and nil shares, respectively			(10,160)
Total shareholders' equity	1,330,843		1,142,492
Non-controlling interests	46,272		8,943
Total equity	1,377,115		1,151,435
Total liabilities and shareholders' equity	$ 1,857,118		$ 1,458,971

[1]	Ordinary shares of the Company consists of Class A and Class B ordinary shares as follows: 1. Class A ordinary shares, HK$0.001 par value per share, 4,000,000,000 shares authorized, 85,721,674 shares and 87,814,624 shares issued and outstanding as of December 31, 2011 and 2012, respectively. 2. Class B ordinary shares, HK$0.001 par value per share, 1,000,000,000 shares authorized, 29,619,907 shares and 29,619,907 shares issued and outstanding as of December 31, 2011 and 2012, respectively.

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2011 HKD
Accounts receivable, net of allowance	$ 16,034		$ 7,787
Accounts receivable-non-current, net of allowance
Ordinary shares, par value					0.001	[1]
Ordinary shares, shares authorized	5,000,000,000	[1]	5,000,000,000	[1]	5,000,000,000	[1]
Ordinary shares, shares issued	117,434,531	[1]	115,341,581	[1]	115,341,581	[1]
Ordinary shares, shares outstanding	117,434,531	[1]	115,341,581	[1]	115,341,581	[1]
Treasury stock, shares			387,454		387,454

[1]	Ordinary shares of the Company consists of Class A and Class B ordinary shares as follows: 1. Class A ordinary shares, HK$0.001 par value per share, 4,000,000,000 shares authorized, 85,721,674 shares and 87,814,624 shares issued and outstanding as of December 31, 2011 and 2012, respectively. 2. Class B ordinary shares, HK$0.001 par value per share, 1,000,000,000 shares authorized, 29,619,907 shares and 29,619,907 shares issued and outstanding as of December 31, 2011 and 2012, respectively.

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net revenues	$ 1,060,054		$ 880,743		$ 704,309
Cost of revenues	(459,389)	[1]	(394,302)	[1]	(303,334)	[1]
Gross profit	600,665		486,441		400,975
Operating expenses:
Selling expenses	(188,804)	[1]	(167,049)	[1]	(122,960)	[1]
General and administrative expenses	(116,228)	[1]	(70,330)	[1]	(61,193)	[1]
Research and development expenses	(104,302)	[1]	(82,024)	[1]	(60,316)	[1]
Realignment cost - post acquisition					(919)
Income from operations	191,331		167,038		155,587
Other income, net	1,619		3,108		8,835
Interest income	30,794		20,816		11,575
Interest expense	(4,093)		(1,390)		(2,900)
Income before income taxes and non-controlling interests	219,651		189,572		173,097
Provision for income taxes	(37,369)		(22,647)		(17,631)
Net income	182,282		166,925		155,466
Less: Net income attributable to non-controlling interests	(2,073)		(296)
Net income attributable to Mindray shareholders	$ 180,209		$ 166,629		$ 155,466
Net income attributable to Mindray shareholders per share - basic	$ 1.54		$ 1.45		$ 1.37
Net income attributable to Mindray shareholders per share - diluted	$ 1.5		$ 1.41		$ 1.32
Shares used in per share calculation - basic	116,749,213		115,254,095		113,638,024
Shares used in per share calculation - diluted	119,815,004		118,449,851		117,581,196

[1]	Years Ended December 31, 2010 2011 2012 Share-based compensation charged during the years related to: Cost of revenues $ 320 $ 762 $ 811 Selling expenses 2,569 4,429 4,457 General and administrative expenses 1,591 3,118 4,409 Research and development expenses 2,800 4,059 4,307

Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of Revenues
Share-based compensation charged during the years related to:
Share-based compensation	$ 811	$ 762	$ 320
Selling Expense
Share-based compensation charged during the years related to:
Share-based compensation	4,457	4,429	2,569
General and Administrative Expense
Share-based compensation charged during the years related to:
Share-based compensation	4,409	3,118	1,591
Research and Development Expense
Share-based compensation charged during the years related to:
Share-based compensation	$ 4,307	$ 4,059	$ 2,800

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 182,282	$ 166,925	$ 155,466
Other comprehensive income
Foreign currency translation adjustments	16,417	34,309	25,179
Comprehensive income	198,699	201,234	180,645
Less: Comprehensive income attributable to non-controlling interests	(2,073)	(296)
Comprehensive income attributable to the Company	$ 196,626	$ 200,938	$ 180,645

Consolidated Statements Of Equity (USD $) In Thousands, except Share data	Total	Ordinary Share	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Total Shareholders Equity	Noncontrolling Interest
Balance at Dec. 31, 2009	$ 640,551	$ 14	$ 298,408	$ 301,476	$ 40,651		$ 640,549	$ 2
Balance (in shares) at Dec. 31, 2009		109,390,440
Net income	155,466			155,466			155,466
Dividends declared ($0.40 in 2012, $0.30 in 2011 and $0.20 in 2010 per share)	(22,799)			(22,799)			(22,799)
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares		1,229,319
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares	11,160		11,160				11,160
Issuance of ordinary shares in secondary offering (in shares)		4,000,000
Issuance of ordinary shares in secondary offering	149,661	1	149,660				149,661
Share-based compensation	7,385		7,385				7,385
Foreign currency translation adjustments	25,179				25,179		25,179
Balance at Dec. 31, 2010	966,603	15	466,613	434,143	65,830		966,601	2
Balance (in shares) at Dec. 31, 2010		114,619,759
Net income	166,925			166,629			166,629	296
Non-controlling interests arising from acquisition of subsidiaries	7,847							7,847
Dividends declared ($0.40 in 2012, $0.30 in 2011 and $0.20 in 2010 per share)	(34,522)			(34,522)			(34,522)
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares		1,109,276
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares	7,121		7,121				7,121
Share-based compensation	12,580		12,580				12,580
Foreign currency translation adjustments	34,310				34,309		34,309	1
Purchase of treasury stock (in shares)	(387,454)	(387,454)
Purchase of treasury stock	(10,160)					(10,160)	(10,160)
Others	731			(66)			(66)	797
Balance at Dec. 31, 2011	1,151,435	15	486,314	566,184	100,139	(10,160)	1,142,492	8,943
Balance (in shares) at Dec. 31, 2011		115,341,581
Net income	182,282			180,209			180,209	2,073
Non-controlling interests arising from acquisition of subsidiaries	34,124							34,124
Dividends declared ($0.40 in 2012, $0.30 in 2011 and $0.20 in 2010 per share)	(46,401)			(46,401)			(46,401)
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares		2,092,950
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares	24,593		24,593				24,593
Share-based compensation	14,156		14,156				14,156
Foreign currency translation adjustments	16,420				16,417		16,417	3
Reissuance of treasury stock in relation to exercise of options/issuance of restricted shares			(10,160)			10,160
Others	506		(623)				(623)	1,129
Balance at Dec. 31, 2012	$ 1,377,115	$ 15	$ 514,280	$ 699,992	$ 116,556		$ 1,330,843	$ 46,272
Balance (in shares) at Dec. 31, 2012		117,434,531

Consolidated Statements Of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends declared, per share	$ 0.4	$ 0.3	$ 0.2

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income attributable to the Company	$ 180,209	$ 166,629	$ 155,466
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of land use rights	1,246	1,093	847
Depreciation of property, plant and equipment	28,043	23,215	18,775
Amortization of debt issuance costs			590
Non-cash impairment charges on intangible asset	308
Amortization of intangible assets	13,115	9,568	7,450
Inventory write-down	2,609	3,105	1,247
Allowance (recovery) for doubtful accounts	9,572	(34)	212
Loss (gain) on disposal of property, plant and equipment	39	(1,568)	5
(Gain) loss on fair value change of derivative instruments	835	(891)
Share-based compensation expenses	13,984	12,368	7,280
Deferred income taxes	(27)	2,673	2,972
Non-controlling interests in subsidiaries, net of tax	2,073	296
Changes in current assets and liabilities, net of effects of acquisitions:
Accounts receivable	7,308	(52,577)	(25,694)
Inventories	(11,185)	(15,186)	(13,768)
Value added taxes receivable	3,505	8,286	(9,519)
Other receivables	(13,646)	(6,810)	(412)
Prepayments and deposits	(1,108)	(2,034)	(91)
Other assets	(3,324)	301	(363)
Notes payable	1,568	475	(74)
Accounts payable	5,965	5,468	7,229
Advances from customers	(3,352)	6,398	2,785
Salaries payable	29,597	10,798	6,212
Other payables	42,914	13,763	(8,649)
Income taxes payable	12,701	2,837	(2,953)
Other taxes payable	1,068	3,009	(1,642)
Other long-term liabilities	1,649	1,222	(209)
Net cash provided by operating activities	325,666	192,404	147,696
Cash flows from investing activities:
Acquisition cost of subsidiaries, net of cash received	(34,552)	(6,530)
Purchase of property, plant and equipment and intangible assets	(54,132)	(68,095)	(35,894)
Purchase of land use rights	(660)	(8,149)
Advances for purchase of property, plant and equipment	(10,813)	(13,694)	(30,021)
Proceeds from disposal of property, plant and equipment	1,766	4,532	338
Decrease (increase) in restricted cash and restricted investment	(21,528)		76,347
Proceeds from sale of restricted/short-term investments	144,395	100,274	100,943
Increase in short-term investments	(257,021)	(264,123)	(296,003)
Advances to employees loans, net		(2,494)	(3,082)
Net cash used in investing activities	(232,545)	(258,279)	(187,372)
Cash flows from financing activities:
Repayment of bank loans	(2,475)		(169,066)
Proceeds from bank loans	52,000	85,399
Dividends paid	(46,401)	(34,522)	(22,799)
Proceeds from exercise of options	24,593	7,121	11,160
Repurchase of common shares		(10,160)
Net proceeds from secondary public offering			149,661
Cash contribution from non-controlling interests	506	797
Net cash (used in) provided by financing activities	28,223	48,635	(31,044)
Net (decrease) increase in cash and cash equivalents	121,344	(17,240)	(70,720)
Cash and cash equivalents, beginning of year	124,311	137,502	204,228
Effect of exchange rate changes on cash	2,204	4,049	3,994
Cash and cash equivalents, end of year	247,859	124,311	137,502
Supplemental disclosure for cash flows information:
Income taxes paid	27,372	17,357	17,646
Interest paid	3,619	434	427
Supplemental disclosure for non-cash activities:
Purchase of property, plant and equipment through payables	(4,769)	(21,203)	(16,168)
Purchase consideration payable	$ 20,354	$ 2,142

Organization and principal activities	12 Months Ended
Dec. 31, 2012
Organization and principal activities
1	Organization and principal activities

Mindray Medical International Limited (“Mindray”, “Mindray International” or the “Company”) was incorporated as an exempted company with limited liability in the Cayman Islands on June 10, 2005 under the Companies Law of the Cayman Islands.

The Company is a leading developer, manufacturer and marketer of medical devices worldwide. The Company maintains its global operational headquarters in Shenzhen, the People’s Republic of China (“PRC”), U.S. headquarters in Mahwah, New Jersey, and sales offices in major international markets. From its main manufacturing and engineering base in the PRC and through the worldwide distributor and direct sales networks, the Company supplies internationally a broad range of products across three primary business segments: patient monitoring and life support products, in-vitro diagnostic products, and medical imaging systems.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
2	Summary of significant accounting policies

(a)	Basis of presentation and principles of consolidation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the financial statements of the Company and all its majority-owned and controlled subsidiaries. The Company does not have interests in any variable interest entities. All significant intercompany balances and transactions have been eliminated upon consolidation. The Company has included the results of operations of acquired companies from the date of acquisition. Certain prior year amounts have been reclassified to conform to the current year presentation.

(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses in the financial statements and accompanying notes. The significant accounting estimates which have had an impact on the Company’s financial statements include but not limited to share-based compensation, impairment of intangible assets, impairment of long-lived assets, allowance for sales returns, allowance for doubtful accounts, inventories write-down, provision for warranty expenses, economic useful lives of property, plant and equipment and intangible assets, accrued liabilities, income taxes and tax valuation allowances. Actual results could differ from those estimates.

(c)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and which have original maturities less than three months.

An amount of $89,250 as of December 31, 2012 included in cash and cash equivalents are compensating balance arrangement in relation to bank loans (see Note 10 for details).

(d)	Restricted cash and restricted investment

Restricted cash and restricted investment are cash and investment that are restricted as to withdrawal or usage. For restriction which is not expected to be released within one year of the balance sheet date, restricted cash and restricted investment will be classified as non-current.

Restricted cash and restricted investment as of December 31, 2012 consisted of restricted cash and restricted investment amounted to $7,246 and $14,282 respectively. Restricted cash as of December 31, 2012 was primarily purchase consideration in connection with the Company’s acquisition of certain of its PRC subsidiaries held in escrow accounts which were opened by escrow agents for the Company and payable to the sellers in 2013 according to the terms set forth in the Company’s acquisition agreements.

Restricted investment as of December 31, 2012 was primarily purchase consideration in connection with the Company’s acquisition of a PRC subsidiary being put into short-term investment placed with a bank under escrow account which is opened by escrow agent for the Company. The restricted investment consisted of Chinese Renminbi (“RMB”) financial product in a principal amount of $14,282 placed with and guaranteed by the high-credit quality bank which carried interest at 4.0% per annum and contractually mature in April 2013. The restricted investment and its associated interest income will be transferred to seller in 2013 according to the terms set forth in the acquisition agreement.

(e)	Short-term investments

Short-term investments consist of highly liquid investments with maturities greater than 90 days and less than one year at the date of purchase.

As of December 31, 2011, short-term investments mainly consisted of i) investments in RMB financial products in an aggregate principal amount of $331,817 placed with and guaranteed by high-credit quality banks which carry interest at 7.0% per annum and contractually mature in 2012; and ii) investments in entrusted loan arrangement in an aggregate principal amount of $143,899 placed with and guaranteed by a high-credit quality bank for onward lending to third parties which carry interest at 7.0% per annum and contractually mature in 2012.

As of December 31, 2012, short-term investments mainly consisted of investments in RMB financial products in an aggregate principal amount of $596,480 placed with and guaranteed by high-credit quality banks which carry interest ranging from 3.1% to 6.2% per annum and contractually mature at various periods throughout 2013.

Investment in financial products is stated in the balance sheet at the principal amount plus accrued interest income. Interest income is calculated at the specified interest rate and is recognized as interest income on the consolidated statements of operations.

(f)	Accounts receivable, net

Receivables in the consolidated balance sheets are stated net of allowance for doubtful accounts. Receivables with original maturities dated more than one year from the balance sheet date are classified as non-current. The Company maintains allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance is determined by (i) analyzing specific customer accounts that have known or potential collection issues, and (ii) then applying historical loss rates to the remaining accounts receivable balances based on aging. For purposes of analyzing specific accounts receivable with known or potential collection issues, the Company considers factors such as the background of the customer and its current affairs, on-going or historical disputes, litigation and going concerns.

The Company purchases export credit insurance to mitigate the risk of loss and accounts receivable impairment on shipments to our international distributors who have purchased our products under credit terms. Under these arrangements, the Company’s insurer reviews the relevant customer contract and sales invoice and establishes a specified insurable amount (generally ranging from 80-90% of the outstanding invoice amount) based on the insurer’s assessment of collectability. The Company records provisions for estimated losses on receivable balances covered by export credit insurance based on specific identification. Such provision is made on 100% of the accounts receivable in question. After provision is made, the Company considers if an insurance receivable should be recorded. We record an insurance receivable only when recoveries are probable, which is when the Company has submitted a claim with all necessary information, on the basis that there is a legally enforceable contract, for the insurable amounts. The Company has historically received related insurance claims payment within 12-18 months of filing the claim.

(g)	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is calculated using the standard costing, which approximates average costing. Write downs of potentially obsolete or slow-moving inventories are recorded based on the management’s specific analysis of future sales forecasts and economic conditions.

(h)	Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation and impairment loss, if any. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are included in income from operations. Repairs and maintenance costs are expensed as incurred.

Depreciation is computed on a straight-line basis over the estimated useful lives of assets as follows:

Classification	Years
Land	Indefinite
Buildings and leasehold improvements	Shorter of lease term or 15 to 50 years
Plant and machinery	3 to 10 years
Electronic equipment, furniture and fixtures	3 to 8 years
Motor vehicles	5 years

(i)	Land use rights, net

Land use rights represent fees paid to acquire the right to use the land in the PRC for a specified period of time and are stated at cost less accumulated amortization and impairment loss, if any. Amortization is computed using straight-line basis over their respective lease periods, ranging from 20 to 50 years

(j)	Intangible assets, net

Intangible assets with finite useful lives consist of tradenames, completed technologies, core technologies, and customer relationships. They are carried at cost less accumulated amortization and impairment loss, if any. Amortization is computed using straight-line basis over their estimated useful lives, ranging from 3 to 20 years.

Intangible assets with infinite lives, excluding goodwill are carried at cost and are not subject to amortization. It primarily consists of tradenames. It is tested for impairment at the reporting unit level on at least an annual basis or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount in accordance with ASC 350, “Intangibles—Goodwill and Other” (“ASC 350”). The evaluation of indefinite-lived intangible assets for impairment involves two steps. The first step is to compare the fair value of the reporting unit with its carrying amount. If the fair value of the reporting unit is less than the carrying value, a second step is performed to determine the implied fair value of indefinite-lived intangible assets. If the implied fair value of indefinite-lived intangible assets is lower than its carrying value, an impairment charge equal to the difference is recorded. No impairments of indefinite-lived intangible assets were identified during any of the years presented.

(k)	Goodwill

Goodwill represents the excess of the purchase price plus fair value of non-controlling interests over the fair value of identifiable assets and liabilities acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on at least an annual basis or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount in accordance with ASC 350. The evaluation of goodwill for impairment involves two steps. The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than the carrying value, a second step is performed to determine the implied fair value of goodwill. If the implied fair value of goodwill is lower than its carrying value, an impairment charge equal to the difference is recorded. No impairments of goodwill were identified during any of the years presented.

(l)	Impairment of long-lived assets

In accordance with ASC 360, “Impairment or Disposal of Long-Lived Assets”, the Company evaluates the carrying value of its long-lived assets such as intangible assets subject to amortization, property, plant and equipment and land use rights whenever events or changes in circumstance indicate that the carrying amount of the assets may not be recoverable. If the sum of the projected undiscounted cash flows expected to be generated from the asset’s use and eventual disposition is less than the carrying amount of the long-lived assets, the Company would recognize an impairment loss based on the difference between the estimated fair values of the assets calculated using a discounted cash flow and the carrying amount. A non-cash impairment loss of $nil, $nil and $308 were recorded for intangible assets during the years ended December 31, 2010, 2011 and 2012 respectively.

Management judgment is required in the area of asset impairment, particularly in assessing whether an event has occurred that indicates potential impairment. The estimation of future cash flows attributable to assets require significant judgment based on the Company’s historical and anticipated results and are subject to many factors. Different assumptions and judgments could materially affect estimated future cash flows relating to assets which could trigger impairment.

(m)	Revenue recognition

The Company generates revenue from sale of medical devices. The medical devices that the Company sells include a software element, which is essential to the functionality of the tangible medical devices. Therefore, revenues from the sale of medical devices are recognized when all of the following conditions have been satisfied:

•	There is persuasive evidence of an arrangement;

•	Delivery has occurred (e.g., an exchange has taken place);

•	The sales price is fixed or determinable; and

•	Collectability is reasonably assured.

All sales are based on firm customer orders with fixed terms and conditions. The Company does not provide its customers with general right of return, price protection or cash rebates. The sales arrangements do not include any significant post customer support services and does not provide customers with upgrades. Accordingly, revenue from the sale of products is typically recognized upon shipment, when the terms are free-on-board shipping point, or upon delivery. For products sold with installation service, revenue is allocated to the products and installation service elements if the products delivered have standalone value to the customer, and based on the price at which the product and installation service are expected to be sold on a standalone basis. For sales of services, revenue is recognized in period in which the services rendered.

The Company offers sales incentives to certain customers in the form of free products if they meet certain level of purchases. The costs of these sales incentives are estimated and accrued as cost of revenues with a corresponding increase in current liability at the time of revenue recognition based on the Company’s past experience and its customers’ purchase history.

The Company presents revenues net of value-added tax (“VAT”). The VAT represents a 17% tax collected from customers on behalf of the tax authority, which amounts to $47,031, $60,379 and $78,024 for the years ended December 31, 2010, 2011 and 2012 respectively, offset by a 14% VAT refund which the Company is entitled to for sales of products with embedded self-developed software of $17,690, $21,525 and $26,898 respectively for the years ended December 31, 2010, 2011 and 2012. The VAT refunds are recognized on an accrual basis.

(n)	Warranty provision

The Company provides a warranty provision at the time product revenue is recognized based on the historical rate of warranty services rendered. Such provision is included in cost of revenues on the consolidated statements of operations. The provision is reviewed during the year and is adjusted, if appropriate, to reflect new product offerings or changes in experience. Actual warranty claims are tracked by product line. Movements in accrued warranty provision which is included in other payables on the consolidated balance sheets as of December 31, 2010, 2011 and 2012 were as follows:

	December 31,
	2010	2011	2012
Balance, beginning of year	$4,172	$5,822	$9,342
Warranty liabilities assumed in connection with acquisitions	—	15	—
Provision made during the year	9,007	13,165	12,714
Settlement made during the year	(7,357)	(9,660)	(10,789)
Foreign currency translation adjustments	—	—	150

Balance, end of year	$5,822	$9,342	$11,417

(o)	Shipping and handling costs

Shipping and handling costs are included in cost of revenues on the consolidated statements of operations. For the years ended December 31, 2010, 2011 and 2012, shipping and handling costs were $13,979, $18,189 and $ 21,230, respectively.

(p)	Government subsidies

Government subsidies include cash subsidies and advance subsidies received from the PRC government as recorded by the PRC subsidiaries of the Company. Such subsidies are generally provided in relation to the development of new high-technology medical products, purchase of export credit insurance as well as State and/or local government incentives which aim to encourage entities to invest in high-technology industry in the region and to file patent applications for new invention. Subsidies are recognized as deferred income when received and recognized as other income when all the conditions for their entitlement have been satisfied. Subsidies recognized as other income on the consolidated statements of operations were $5,093, $1,960 and $1,725 for the years ended December 31, 2010, 2011 and 2012, respectively.

(q)	Software development costs

The Company capitalizes software development costs in accordance with ASC 985-20, “Costs of Software to be Sold, Leased or Marketed”. Software development costs are capitalized after technological feasibility is established upon completion of a working model or detailed software design specification. Once the software products become available for general releases to the public, the Company amortizes costs over the related product’s estimated economic useful life to cost of revenues ranging from 3 to 7 years. Net capitalized software development costs were included in intangible assets on the consolidated balance sheets as “core technology”. Total amount capitalized during December 31, 2010, 2011 and 2012 were $8,837, $14,040 and $12,073 respectively.

Net capitalized software development costs as of December 31, 2011 and 2012 consisted of the following:

	December 31,
	2011	2012
Capitalized software development costs	$33,046	$45,203
Less: Accumulated amortization	(2,779)	(7,055)

Total net capitalized software development costs	$30,267	$38,148

Amortization expenses were $138, $2,574 and $4,189 for the years ended December 31, 2010, 2011 and 2012, respectively.

(r)	Research and development costs

Research and development (“R&D”) costs are incurred in the development of the new products and processes, including significant improvements and refinements to existing products. R&D costs are expensed as incurred, except for software development costs as disclosed in Note 2(q).

(s)	Advertising expenses

Advertising costs are expensed as incurred. Advertising expenses were $1,348, $1,727 and $1,921 for the years ended December 31, 2010, 2011 and 2012, respectively, and were included in selling expenses on the consolidated statements of operations.

(t)	Staff retirement plan costs

The Company’s costs related to its defined contribution staff retirement plans are expensed as incurred (See Note 18).

(u)	Share-based compensation

The Company accounts for share-based compensation to employees of the Company based on the fair value of the share options or restricted shares at grant date. The Company elected to use the Black-Scholes Option Pricing Model to determine the fair value of share options on the dates of grant. Restricted shares are measured based on the fair market values of the underlying stock on the dates of grant. Share-based compensation expense is recognized in accordance with ASC 718, “Compensation—Stock compensation”, using the graded vesting attribution over the vesting period when it is probable that the performance condition will be achieved.

(v)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

(w)	Derivative instruments

ASC 815, “Accounting for Derivative Instruments and Hedging Activities” (“ASC 815”) requires every derivative instrument (including certain derivative instruments embedded in other contracts) to be recorded on the balance sheet at fair value as either an asset or a liability. ASC 815 also requires that changes in the fair value of recorded derivatives be recognized currently in earnings unless specific hedge accounting criteria are met.

The Company entered into various forward contracts to limit its exposure to fluctuation in foreign currency exchange rates during 2011 and 2012. According to ASC 815, all these forward contracts are not accounted for under hedge accounting. The notional amounts of these forward contracts were $64,624 and $8,451 as of December 31, 2011 and 2012 respectively. These instruments are recorded at their fair value amounting to $891 and $56 as of December 31, 2011 and 2012 respectively and were all included in short-term investments on the consolidated balance sheets. The Company recorded a gain on derivative instruments of $891 and a loss on derivative instruments of $835 during the years ended December 31, 2011 and 2012 respectively. Such gain/(loss) on derivative instruments was recorded to general and administrative expenses on the consolidated statements of operations.

(x)	Income taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry-forwards and credits, and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

(y)	Basic and diluted earnings per share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share give effect to all dilutive potential ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. Potential ordinary shares are calculated using the treasury stock method and consist of unvested restricted stock and the incremental common shares issuable upon the exercise of share options.

(z)	Foreign currency transactions

The functional currency of the Company is the U.S. dollar (“USD”). The functional currency of the Company’s foreign subsidiaries and branches is the applicable local currency. All transactions in currencies other than functional currencies during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the statement of operations.

Assets and liabilities of non-US dollar functional currency entities are translated into U.S. dollars using the applicable exchange rates at the balance sheet date. Items in the statements of operations are translated into U.S. dollars using the average exchange rate during the period. Equity accounts were translated at their historical exchange rates. The resulting translation adjustments are accumulated as a component of accumulated other comprehensive income in the statement of shareholders’ equity.

(aa)	Comprehensive income

Comprehensive income is defined to include all changes in equity during a period from transactions and other events and circumstances from nonowner sources. During the periods presented, the Company’s comprehensive income includes its net income and foreign currency translation adjustments. Comprehensive income is presented in the consolidated statements of comprehensive income.

(bb)	Fair value disclosures

The fair value of a financial instrument is the amount at which the financial instrument would be exchanged in a current transaction between willing parties. The carrying amounts of cash and cash equivalents, restricted cash and restricted investment, short-term investments, accounts receivable, value added tax receivables, other receivables, prepayments and deposits, short-term bank loans, notes payable, accounts payable, advances from customers, salaries payable, other payables, purchase consideration payable, income tax payable and other taxes payable approximate their fair values due to the short-term nature of these instruments.

(cc)	Fair value measurement

On January 1, 2010, the Company adopted the amendment to improve the disclosures about fair value measurements. The adoption of the authoritative guidance did not materially affect the Company’s results and financial condition.

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Company applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The estimated fair values of the Company’s financial assets and liabilities classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Fair Value Measurements Using
	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2010
Cash and cash equivalents	$137,502	$137,502	$—	$—
Short-term investments	296,003	—	296,003	—
Long-term bank loan	—	—	—	—
As of December 31, 2011
Cash and cash equivalents	124,311	124,311	—	—
Short-term investments	479,173	—	479,173	—
Long-term bank loan	35,025	—	35,025	—
As of December 31, 2012
Cash and cash equivalents Restricted cash	247,859 7,246	247,859 7,246	— —	— —
Restricted investment	14,282	—	14,282	—
Short-term investments	615,003	—	615,003	—
Long-term bank loan	50,039	—	50,039	—

(dd)	Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and restricted investments, short-term investments, derivative instruments and accounts receivable.

The Company places its cash and cash equivalents and restricted cash with high-credit quality financial institutions and a significant portion of them is placed with financial institutions in the PRC. All the short-term investments and restricted investment of the Company are with capital guaranteed by high-credit quality financial institutions in the PRC. The derivative instruments expose the Company to credit risk to the extent that its counterparties may be unable to meet the terms of the agreements. The Company seeks to mitigate this risk by limiting its counterparties to high-credit quality financial institutions in the PRC and Hong Kong. Although there is no official deposit insurance program or any agency similar to the Federal Deposit Insurance Corporation (FDIC) in the PRC, the Company believes that the risk of failure of any of these PRC banks and HK banks is remote and no significant credit risks exist.

Accounts receivable are typically unsecured and are derived from revenues earned from customers. The Company generally requires upfront payment or a significant installment prior to delivery of their products and performs ongoing credit evaluation of its customers. The Company purchases export credit insurance to mitigate the risk of loss and accounts receivable impairment on shipments to our international distributors as disclosed in Note 2(f). In addition, no one customer accounts to 10% or more of the Company’s total revenues during the periods presented. The Company believes that no significant credit risk exists as credit loss.

(ee)	Recently issued accounting standards

In July 2012, the FASB issued Accounting Standards Update No. 2012-02. Previous guidance in Subtopic 350-30 required an entity to test indefinite-lived intangible assets for impairment, on at least an annual basis, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. In accordance with the amendments in this Update, an entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in Update 2011-08. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company adopted this Update in fiscal year 2012 and elected to bypass the qualitative assessment and directly performed the quantitative impairment test, and the adoption does not have a significant impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02 “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income“. The new amendments will require the Company to:

•

Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income–but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period

•

Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

For public entities, this ASU is effective prospectively for reporting periods beginning after December 15, 2012. The Company will adopt the ASU in fiscal year 2013, if applicable. The Company does not expect the adoption will have a significant impact on the Company’s consolidated financial statements.

Subsidiaries	12 Months Ended
Dec. 31, 2012
Subsidiaries
3	Subsidiaries

Details of the Company’s principal consolidated subsidiaries as of December 31, 2012 were as follows:

Name of Company	Place of Establishment and Operation	Percentage of Ordinary share/ Registered Capital Held by the Company	Principal Activities
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	PRC	99.99%	Manufacturing and sales of medical equipments and research and development of related products
Shenzhen Mindray Investment & Development Co., Ltd.	PRC	100%	Investment holding
Nanjing Mindray Bio-Medical Electronics Co., Ltd.	PRC	100%	Manufacturing and sales of medical equipments and research and development of related products
Shenzhen Mindray Software Technology Co., Ltd.	PRC	100%	Development and sale of software applications
Xi’an Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	100%	Research and development of medical equipments and related products
Chengdu Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	100%	Research and development of medical equipments and related products
Beijing Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	99.9%	Research and development of medical equipments and related products
Zhejiang Greenlander Info. Tech Co., Ltd	PRC	60%	Manufacturing and sales of medical equipments and research and development of related products
Hangzhou Optcla Medical Instrument Co., Ltd	PRC	60%	Manufacturing and sales of medical equipments and research and development of related products
Shenzhen Shenke Medical Instrument Technical Development Co., Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products
Suzhou Hyssen Electronic Technology Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products
Hunan Changsha Tiandiren Biotech Co., Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products
Wuhan Dragonbio Surgical Implant Co., Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products
Shanghai Medical Optical Instruments Factory Co., Ltd	PRC	100%	Manufacturing and sales of medical equipments and research and development of related products
MR Holdings (HK) Limited	Hong Kong	100%	Investment holding
MR Investments (HK) Limited	Hong Kong	100%	Sales and marketing of medical equipment
Mindray Global Limited	BVI	100%	Investment holding
Mindray Research and Development Limited	BVI	100%	Investment holding
Mindray DS USA Inc.	United States	100%	Manufacturing and sales of medical equipments and research and development of related products
Mindray Medical Canada Limited	Canada	100%	Marketing of medical equipment
Mindray Medical Sweden AB	Sweden	100%	Manufacturing and sales of medical equipments and research and development of related products
Mindray (UK) Limited	United Kingdom	100%	Sales and marketing of medical equipment
Mindray Medical France SARL	France	100%	Sales and marketing of medical equipment
Facai Immobilier	France	100%	Property holding
Mindray Medical Germany GmbH	Germany	100%	Sales and marketing of medical equipment
Mindray Medical Italy S.r.l.	Italy	100%	Sales and marketing of medical equipment
Mindray Medical Netherlands B.V.	The Netherlands	100%	Sales and marketing of medical equipment
Mindray Medical Espana S.L.	Spain	100%	Marketing of medical equipment
Mindray Medical Mexico S de R.L. de C.V.	Mexico	100%	Sales and marketing of medical equipment
Mindray—Distribution and Commercialization of Medical Equipment Brazil Ltda.	Brazil	100%	Marketing of medical equipments
Mindray Medical Colombia S.A.S	Colombia	100%	Marketing of medical equipment
Mindray Medical Rus Limited	Russia	100%	Marketing of medical equipment
Mindray Investments Singapore Pte. Ltd.	Singapore	100%	Investment holding
Mindray Medical India Private Limited	India	100%	Sales and marketing of medical equipment
PT Mindray Medical Indonesia	Indonesia	100%	Sales and marketing of medical equipment
Mindray Medical Thailand Limited	Thailand	100%	Marketing of medical equipment
Mindray Medical Technology Istanbul Limited Liability Company	Turkey	100%	Marketing of medical equipment
Mindray Medical Egypt Limited	Egypt	100%	Marketing of medical equipment
Mindray Medical Vietnam Company Limited	Vietnam	100%	Marketing of medical equipment

Accounts receivable, net	12 Months Ended
Dec. 31, 2012
Accounts receivable, net
4	Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31,
	2011	2012
Accounts receivable	$208,224	$203,907
Less: allowance for doubtful debts	(7,787)	(16,034)

Total accounts receivable, net	200,437	187,873
Less: non-current portion	—	(2,172)

Current portion	$200,437	$185,701

Movements in allowance for doubtful accounts were as follows:

	December 31,
	2010	2011	2012
Balance at beginning of year	$7,609	$7,821	$7,787
Allowance (recovery) made during the year	212	(34)	9,572
Foreign currency translation adjustments	—	—	(1,325)

Balance at end of year	$7,821	$7,787	$16,034

Inventories	12 Months Ended
Dec. 31, 2012
Inventories
5	Inventories

Inventories consisted of the following:

	December 31,
	2011	2012
Raw materials	$40,742	$46,589
Work-in-progress	30,478	31,896
Finished goods	23,470	31,614

Total inventories	$94,690	$110,099

During the years ended December 31, 2010, 2011, and 2012, the Company recorded inventories write-down of $1,247, $3,105 and $2,609, respectively, to their net realizable value.

Property, plant and equipment, net	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net
6	Property, plant and equipment, net

Property, plant and equipment, net consisted of the following:

	December 31,
	2011	2012
Land	$4,485	$4,504
Buildings and leasehold improvements	188,738	211,203
Plant and machinery	33,557	42,270
Electronic equipment, furniture and fixtures	87,175	102,115
Motor vehicles	2,244	2,809

Total cost	316,199	362,901
Less: Accumulated depreciation and amortization	(95,377)	(122,233)

	220,822	240,668
Construction in progress	17,130	27,342

Total property, plant and equipment, net	$237,952	$268,010

Depreciation expenses were $18,775, $23,215 and $28,043 for the years ended December 31, 2010, 2011, and 2012, respectively.

Land use rights, net	12 Months Ended
Dec. 31, 2012
Land use rights, net
7	Land use rights, net

The Company’s interests in land use rights represent prepaid operating lease payments and their net book value was analyzed as follows:

	December 31,
	2011	2012
Land use rights	$58,086	$61,045
Less: Accumulated amortization	(2,814)	(4,124)

Total land use rights, net	$55,272	$56,921

Amortization expenses were $847, $1,093 and $1,246 for the years ended December 31, 2010, 2011 and 2012, respectively.

Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible assets, net
8	Intangible assets, net

Intangible assets, net consisted of the following:

		December 31, 2011			December 31, 2012
	Range of Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Provision for Impairment	Net Carrying Amount
Tradenames	5-20 years	$13,735	$(114)	$13,621	$16,447	$(998)	$—	$15,449
Technology	3-15 years	32,486	(21,825)	10,661	58,579	(26,332)	(308)	31,939
Core technology	3-7 years	33,046	(2,779)	30,267	45,203	(7,055)	—	38,148
Customer relationships	3-12 years	31,002	(9,233)	21,769	51,895	(12,812)	—	39,083
Other intangible assets	Indefinite	7,711	—	7,711	7,715	—	—	7,715

Total		$117,980	$(33,951)	$84,029	$179,839	$(47,197)	$(308)	$132,334

Amortization expense was $7,450, $9,568 and $13,115 for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2012, estimated aggregate amortization expense for each of the next five years ended December 31, is as follows:

2013	$17,785
2014	15,964
2015	13,996
2016	13,269
2017	12,899
2018 and thereafter	50,717

$124,630

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill

9	Goodwill

Movements in goodwill were as follows:

	Patient Monitoring and Life Support Devices	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Balance as of December 31, 2010	$104,881	$5,253	$5,260	$278	$115,672
Goodwill arising from acquisitions during the year	6,490	5,535	—	—	12,025
Foreign currency translation adjustments	498	376	244	25	1,143

Balance as of December 31, 2011	$111,869	$11,164	$5,504	$303	$128,840
Goodwill arising from acquisitions during the year	—	640	—	32,343	32,983
Foreign currency translation adjustments	206	165	81	741	1,193

Balance as of December 31, 2012	$112,075	$11,969	$5,585	$33,387	$163,016

Bank Loans	12 Months Ended
Dec. 31, 2012
Bank Loans
10	Bank Loans

Summarized below were bank loans as of December 31, 2011 and 2012:

	December 31, 2011
	2011	2012
Bank of China Limited, New York Branch	$50,000	$50,000
Bank of China (Hong Kong) Limited	35,025	85,139
China Industrial Bank	475	—

Total bank loans	85,500	135,139
Less: non-current portion	(35,025)	(50,039)

Current portion	$50,475	$85,100

On April 26, 2011, the Company entered into a two-year term loan in the aggregate principal amount of $35,000 to finance its fiscal year 2010 dividend payment. The loan bears an interest at 2.1% over LIBOR per annum.

On July 18, 2011, the Company, through US subsidiary, entered into a one-year revolving credit facility for an amount of $50,000 to finance its working capital requirements. The facility was fully drawn on July 22, 2011 and bears an interest at 1.8% over LIBOR per annum, which was subsequently increased to 2.0% over LIBOR per annum in July 2012. The loan was secured by standby letters of credits with an aggregate amount of not less than $50,000 issued by Bank of China, Shenzhen Branch, which is procured by its PRC subsidiary, in favor of the lender.

On March 23, 2012, the Company entered into a two-year term loan in the aggregate principal amount of $50,000 to finance its fiscal year 2011 dividend payment. The loan bears an interest at 3.55% over LIBOR per annum.

On May 22, 2012, the Company, through its Hong Kong subsidiary, drew down an aggregate principal amount of $2,000 from its existing revolving credit facilities to finance its working capital requirements. The revolving loan bears an interest at a 1.4% over LIBOR per annum. On November 23, 2012, such loan was fully repaid.

On July 13, 2012, the Company, through its PRC subsidiary, fully repaid a one-year term loan in an aggregate principal amount of RMB3,000 (equivalent to $475) from China Industrial Bank, entered into in 2011.

All the above financing arrangement does not require pledging any assets of the Company. There is compensating balance arrangement of $89,250 as of December 31, 2012 in relation to those loans borrowed from Bank of China (Hong Kong) Limited. Their drawing are made available to the Company against RMB deposit and /or RMB financial products for an amount of not less than 105% of the drawing amount having been deposited by its PRC subsidiary with a PRC affiliate of Bank of China (Hong Kong) Limited. The Company has no legal restriction on the withdrawal of these deposits and financial products.

The weighted average interest rate for borrowings outstanding as of December 31, 2011 and 2012 was 2.30% and 3.02% respectively.

Notes payable	12 Months Ended
Dec. 31, 2012
Notes payable
11	Notes payable

	December 31,
	2011	2012
Notes payable	$7,013	$8,697

Notes payable represents bills issued by various banks in favor of the Company’s vendors and suppliers as payments for goods and services the Company purchased. The notes payable allows the Company’s vendors and suppliers to receive payment in cash from the banks upon presentation on their due dates, which is usually between 60 to 90 days and withdrawal will be made from the Company’s bank accounts. Accordingly, no interest will be charged on the bills.

Other payables	12 Months Ended
Dec. 31, 2012
Other payables
12	Other payables

Other payables consisted of the following:

	December 31,
	2011	2012
Accrued tender expenses	$4,256	$6,750
Accrued construction costs	11,022	9,180
Accrued operating expenses	20,975	30,435
Accrued professional fees	3,261	10,297
Accrued dispute charges	—	9,700
Advance subsidies from government	6,325	17,647
Guarantee deposits from distributors	8,953	11,172
Accrued interest expenses	588	698
Accrued warranty provision	8,974	11,417
Others	1,003	1,232

	$65,357	$108,528

Secondary offering	12 Months Ended
Dec. 31, 2012
Secondary offering
13	Secondary offering

On March 9, 2010, the Company completed a public offering of 4,000,000 American Depository shares (“ADS”) by issuing 4,000,000 Class A ordinary shares at $38.20 per ADS. Net proceeds of $149,661, which consisted of the gross proceeds of $152,800 net of directly attributable transaction costs, including legal and professional fees of $3,139, were recorded as part of equity.

Dividends	12 Months Ended
Dec. 31, 2012
Dividends
14	Dividends
The Company declared and distributed dividends of $22,799, $34,522 and $ 46,401 to its shareholders during the years ended December 31, 2010, 2011 and 2012, respectively.

Share-based compensation plan	12 Months Ended
Dec. 31, 2012
Share-based compensation plan
15	Share-based compensation plan

(a)	Share Options

The 2006 Employee Share Incentive Plan was adopted by the Company’s board of directors in February 2006 and was subsequently amended by the Amended and Restated 2006 Employee Share Incentive Plan (the “Plan”) in September 2006. The Plan is intended to promote the Company’s success and to increase shareholder value by providing an additional means to attract, motivate, retain and reward selected directors, officers and employees.

Under the Plan, the Company will issue share options or restricted shares to participants and is limited to issuing awards exercisable for or representing in the aggregate no more than 21,000,000 Class A ordinary shares. The Plan will terminate in 2016.

On March 6, 2009, the Company granted 27,500 options with an exercise price of $18.34 under the Plan. These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a five-year period, with its first vesting on December 31, 2010.

On March 11, 2009, the Company’s board of directors authorized an option exchange program for certain options granted under the Plan. Under the terms of the exchange, participants were able to tender vested and unvested outstanding options to purchase Class A ordinary shares of the Company which have an exercise price greater than $24.00 per share in exchange for a lower number of newly granted options. The exercise price of the new options will be the closing price of the Company’s common stock on the New York Stock Exchange on the exchange date. The offer expired on March 15, 2009. The replacement options were granted on March 16, 2009. The option exchange has resulted in an increase in the fair value of the options granted under the plan by $2.3 million, which is charged to the consolidated statement of operations over the remaining vesting periods of the respective share options.

On August 6, 2009, the Company granted 28,200 options with an exercise price of $29.30 under the Plan. These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a four-year period, with its first vesting on June 30, 2010.

On May 14, 2010, the Company granted 45,000 options with an exercise price of $32.54 under the Plan. These stock options are subject to graded vesting with approximately 16.67% of the options vesting twice a year over a three-year period, with its first vesting on July 1, 2010.

During the years ended December 31, 2011 and 2012, the Company did not grant any share options.

Management used the Black-Scholes option pricing model to estimate the fair value of the options on grant date with the following weighted-average assumptions:

Year of grant	2010
Risk-free interest rate	2.27%
Expected life	5.5 years
Assumed volatility	28.8%
Expected dividends	2%
Fair value on grant date	$9.94

Assumed volatility is derived by referring to the average annualized standard deviation of the share price of listed comparable companies and the Company’s own historical volatility. The expected term has been ascertained based on the vesting terms, contractual terms and the option exercise history. The risk free interest rate is based on the yield to maturity of the PRC government bond as of the grant date with maturity closest to the relevant option expiry date.

A summary of the activities of share options under the Plan for the year ended December 31, 2012 is presented below:

	Options	Weighted Average Exercise Price
Outstanding as of December 31, 2011	5,316,868	$12.56
Exercised	(1,748,935)	14.06
Forfeited	(28,207)	20.69

Outstanding as of December 31, 2012	3,539,726	$11.75

The weighted-average grant-date fair value of options granted during the year ended December 31, 2010 was $9.94. No share options were granted during 2011 and 2012.

The total intrinsic value of share options exercised during the years ended December 31, 2010, 2011 and 2012 was $21,194, $12,820 and $32,594, respectively. The total intrinsic value of exercisable share options was $82,684, $67,990 and $73,943, as of December 31, 2010, 2011 and 2012, respectively. The total intrinsic value of the outstanding share options was $87,951, $70,191 and $74,266, as of December 31, 2010, 2011 and 2012, respectively.

Cash received from exercise of options under all share-based payment arrangements for the years ended December 31, 2010, 2011 and 2012 was $11,160, $7,121 and $24,593 respectively.

As of December 31, 2012, there was $67 of total unrecognized compensation cost related to non-vested share options granted under the Plan, which will be recognized over a weighted average period of 2.0 years.

The following table summarizes information about share options issued under the Plan described above that are outstanding and exercisable as of December 31, 2012:

	Options Outstanding				Options Exercisable
Range of exercise price	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
$5.00	1,207,106	$5.00	1.15	$33,437	1,207,106	$5.00	1.15	$33,437
$11.00 - $18.34	1,448,746	11.03	1.70	31,394	1,443,246	11.00	1.69	31,315
$20.50 - $29.30	845,067	21.54	2.53	9,432	822,957	21.53	2.51	9,191
$32.54 - $40.2	38,807	35.17	1.17	4	16,307	38.80	2.78	—

Total	3,539,726	$11.75	1.70	$74,267	3,489,616	$11.54	1.70	$73,943

As of December 31, 2012, share options vested and expected to vest totaled approximately 3.5 million shares, with a weighted-average remaining contractual life of 1.70 years and a weighted-average exercise price of $11.74 per share and an aggregated intrinsic value of approximately $74,250.

(b)	Restricted Shares Units (“RSU”)

A summary of the activities of the Company’s non-vested RSU under the Plan for the year ended December 31, 2012, is presented below:

	Shares	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2011	642,347	$26.81
Granted	591,440	31.45
Vested	(343,815)	28.03
Forfeited	(34,217)	28.12

Non-vested as of December 31, 2012	855,755	$29.47

The total fair value of RSU vested during the year ended December 31, 2010, 2011 and 2012 was $300, $4,886 and $ 9,563, respectively.

As of December 31, 2012, there was $13,852 total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted average period of 1.59 years.

As of December 31, 2011, the Company had 387,454 shares held as treasury stock. All these shares were reissued through the exercise of share options or the grants of RSU during 2012.

Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2012
Basic and diluted earnings per share
16	Basic and diluted earnings per share

The Company is authorized to issue up to 4,000,000,000 Class A ordinary shares and up to 1,000,000,000 Class B ordinary shares, both with par value of HK$0.001 per share.

Each Class A ordinary share is entitled to one vote while each Class B ordinary share is entitled to five votes. Both Class A and Class B ordinary shares are entitled to receive dividends whenever funds are legally available and declared by the Board of Directors of the Company. Holders of Class A ordinary shares and holders of Class B ordinary shares have the same rights and liquidation preferences, except for voting rights. Accordingly, their earnings per share are the same. As of December 31, 2012, there were 87,814,624 Class A ordinary shares and 29,619,907 Class B ordinary shares issued and outstanding. The Company refers to Class A and Class B ordinary shares as ordinary shares throughout the notes to these financial statements, unless otherwise noted.

The following is a computation of potential dilutive shares for the periods:

	Years Ended December 31,
	2010	2011	2012
Basic earnings per share:
Numerator
Net income attributable to Mindray shareholders	$155,466	$166,629	$180,209

Denominator
Weighted-average ordinary shares outstanding, basic	113,638,024	115,254,095	116,749,213

Basic earnings per share	$1.37	$1.45	$1.54

Diluted earnings per share:
Numerator
Net income attributable to Mindray shareholders	$155,466	$166,629	$180,209

Denominator
Weighted-average ordinary shares outstanding, basic	113,638,024	115,254,095	116,749,213
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	3,943,172	3,195,756	3,065,791

Weighted-average ordinary shares outstanding, diluted	117,581,196	118,449,851	119,815,004

Diluted earnings per share	$1.32	$1.41	$1.50

Share options with anti-dilutive effect were excluded in the computation of diluted earnings per share. As of December 31, 2010, 2011 and 2012, the number of ordinary shares to be purchased under those share options with anti-dilutive effect were 90,200, 109,439 and 38,807 respectively.

Other income, net	12 Months Ended
Dec. 31, 2012
Other income, net
17	Other income, net

Other income, net consisted of the following:

	Years Ended December 31,
	2010	2011	2012
Government and other subsidies	$9,129	$1,960	$1,725
Others, net	(294)	1,148	(106)

Other income, net	$8,835	$3,108	$1,619

Staff retirement plan	12 Months Ended
Dec. 31, 2012
Staff retirement plan
18	Staff retirement plan

As stipulated under the rules and regulations in the PRC, the Company’s subsidiaries in the PRC are required to contribute certain percentage of payroll costs of its employees to a state-managed retirement schemes operated by the local governments for its employees in the PRC. Other than these contributions, the Company has no further obligation for payment of the retirement benefits.

The cost of the Company’s contributions to the staff retirement plans in the PRC amounted to $5,826, $8,786 and $10,005 for the years ended December 31, 2010, 2011 and 2012, respectively. The cost of the Company’s contributions to the defined contribution plan outside the PRC amounted to $1,753, $3,254 and $3,795 for the years ended December 31, 2010, 2011 and 2012, respectively.

Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes
19	Income taxes

The components of income taxes were as follows:

	Years Ended December 31,
	2010	2011	2012
Current taxes charged	$14,739	$19,974	$37,396
Deferred taxes charged (credited)	2,892	2,673	(27)

Total provision for income taxes	$17,631	$22,647	$37,369

Mindray International is a tax exempted company incorporated in the Cayman Islands and is not subject to taxation under current Cayman Islands law.

The Company conduct substantial business through Shenzhen Mindray Bio-Medical Electronics Co., Ltd (“Shenzhen Mindray”) which was determined as “New and Hi-Tech Enterprises” (“NHTE”) in October 2008 and was therefore eligible to a preferential enterprise income tax (EIT) of 15% through the end of 2013. The continued qualification for NHTE will still be subject to review by the relevant government authority in the PRC.

In January 2010 and February 2011, Shenzhen Mindray was awarded the “Nationwide Key Software Enterprise Status” for calendar year 2009 and 2010, respectively. Under the current tax policies for software and integrated circuit industries, the applicable EIT rate for Shenzhen Mindray for calendar year 2009 and 2010 was adjusted to 10% accordingly, which resulted in approximately $8.6 million and $7.6 million savings in Shenzhen Mindray’s EIT, respectively. The $8.6 million and $7.6 million tax benefits were recognized in the first quarter of 2010 and 2011 respectively. In March 2013, the Company was awarded the “Nationwide Key Software Enterprise Status” for calendar year 2011 and 2012. The respective tax benefits will be recognized in the first quarter of 2013. Please refer to Note 25 — Subsequent Events for details.

Mindray DS USA Inc. (“Mindray DS USA”) is a company incorporated in New Jersey, United States of America and is currently subject to state tax at an average rate of 8%. Together with the federal tax at the rate of 35%, the effective tax rate of Mindray DS USA is 40.2%. The Federal statute of limitations for the taxing authorities to assess the tax is generally three years from the date the return is filed.

Components of deferred tax assets and liabilities were as follows:

	December 31,
	2011	2012
Deferred tax assets are analyzed as:
Accrued compensation	$698	473
Acquired intangible assets	4,861	6,049
Bad debt provision	1,044	3,418
Depreciation of property, plant and equipment	342	1,135
Government subsidies	714	2,393
Inventory write-down	(397)	1,096
Sales incentive and warranty accruals	1,705	2,315
Tax loss	31,335	41,058
Others	126	390
Valuation allowance	(36,945)	(51,884)

Net deferred tax assets	$3,483	$6,443

Deferred tax liabilities are analyzed as:
Acquired intangible assets	$(12,925)	$(23,369)

Total	$(9,442)	$(16,926)

	December 31,
	2011	2012
Deferred tax assets are analyzed as:
Current	$3,483	$6,443

Deferred tax liabilities are analyzed as:
Non-current	(12,925)	(23,369)

Total	$(9,442)	$(16,926)

As of December 31, 2012, the Company had net operating loss carryforwards of $113,109, out of which $75,871 is in relation to Mindray DS USA, that can be used against future tax income. The net operating loss carryforwards in relation to Mindray DS USA will expire in 2029-2032 if not utilized, while the net operating loss carryforwards for other subsidiaries are subject to different expiry dates.

As the Company operates through multiple subsidiaries, the valuation allowance is considered on an individual subsidiary basis. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets within those loss jurisdictions will not be realized. The Company recorded a valuation allowance of $36,945 and $51,884 for those deferred tax assets that do not meet likely than not threshold as of December 31, 2011 and 2012.

Movements in valuation allowance were as follows:

	2010	2011	2012
Balance, beginning of year	$14,674	$29,132	$36,945
Current year addition	14,458	7,813	14,939

Balance, end of year	$29,132	$36,945	$51,884

Reconciliation of provision for income taxes to the amount computed by applying the current tax rate to the income before income taxes and non-controlling interests on the consolidated statements of operations is as follows:

	2010	2011	2012
Income before income taxes and non-controlling interests	$173,097	$189,572	$219,651
PRC enterprise income tax rate	15%	15%	15%
Income tax at PRC enterprise income tax rate on income before income taxes	25,140	32,196	36,809
Effect of net income for which no income tax benefit/expense is receivable/payable	(514)	1,252	(929)
Effect of foreign income tax rate	(12,823)	(10,392)	(5,192)
Change in PRC income tax rate	(832)	(124)	(68)
Employee share-based compensation	1,466	1,909	1,833
Non-taxable VAT refund	(2,650)	(3,303)	(3,853)
Additional deduction on research and development expenses	(3,720)	(5,109)	(5,958)
Over provision of income taxes in prior years	(2,162)	(1,595)	(212)
Change in valuation allowance	13,726	7,813	14,939

Total provision for income taxes	$17,631	$22,647	$37,369

As of December 31, 2011 and 2012, we had $3.7 million and $5.5 million of unrecognized tax benefits, respectively, included in our current tax liability. A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	December 31,
	2011	2012
Unrecognized tax benefits beginning balance	$1,742	$3,651
Gross decrease - tax positions in prior year	(417)	—
Gross increase - current period tax positions	2,326	1,833

Unrecognized tax benefits ending balance	$3,651	$5,484

The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

The Company recorded interest and penalties related to income tax matters in provision for income taxes on consolidated statements of operations. As of December 31, 2012 and 2011, the amount of interest and penalties related to uncertain tax positions is immaterial.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
20	Acquisitions

The Company accounted for its acquisitions in accordance with ASC 805, “Business Combination” (“ASC 805”). The results of the acquirees’ operations have been included in the consolidated financial statements since the acquisition date. The excess of the fair value of the acquired entities over the fair value of net tangible and intangible assets acquired was recorded as goodwill, which is not deductible for corporate income taxation purposes in the PRC. The fair value of the acquired entities consists of purchase price and the fair value of non-controlling interests which is measured based on fair value method in accordance with ASC 805 by grossing up the fair value of the controlling interests and taking into consideration control premium discount.

(a)	Transactions completed in 2011

The Company, through one of its PRC subsidiaries, acquired 51% equity interest of Shenzhen Shenke Medical Instrument Technical Development Co., Ltd. (“Shenke”), a provider of infusion pumps, syringes and infusion monitoring systems in the PRC and Suzhou Hyssen Electronic Technology Ltd. (“Hyssen”), a provider of urine analyzers in the PRC on April 1, 2011 and July 25, 2011, respectively. The Company benefits from the synergies created by combining its strong engineering, manufacturing, sales and management platforms with the acquirees’ technology and expertise in the areas of infusion pump and automated urine sediment analyzer in the PRC respectively. The total consideration for 51% equity interest of Shenke and Hyssen amounted to $10,208, which includes $9,413 payable to original shareholders and $795 captial contribution. In Shenke’s acquisition, the total consideration includes a $872 contingent payment which will depend upon Shenke meeting certain sales target in 2011.

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$4,212
Property, plant, and equipment	244
Intangible assets	3,716
Goodwill	12,025

Total assets acquired	20,197
Current liabilities	(2,011)
Deferred tax liabilities	(926)

Net assets acquired	17,260
Non-controlling interests	(7,847)

Total purchase consideration	$9,413
Less: Purchase consideration payable	(2,142)
Less: Cash acquired	(741)

Acquisition cost, net of cash received	$6,530

Goodwill associated with Shenke and Hyssen is attributable to the patient monitoring segment and the in-vitro diagnostic segment, respectively. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective useful lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	10 years	$1,306
Technology	10 years	1,631
Customer relationships	10 years	779

Total		$3,716

(b)	Transactions completed in 2012

1.	Acquisition of Dragonbio

The Company, through one of its PRC subsidiaries, acquired 51% equity interest of Wuhan Dragonbio Surgical Implant Co., Ltd. (“Dragonbio”), a domestic medical orthopedic products provider that specializes in trauma, spine, joint and other surgical products in July 2012. The Company expects to gain access to the fast-growing Chinese orthopedic market and potentially expand into additional international markets in the future through the combined business benefits from the transaction. The total consideration for 51% equity interest of Dragonbio amounted to $35,263, which is subject to downward adjustments depending upon Dragonbio meeting its audited sales target in 2012. As of December 31, 2012, management estimated that no adjustments were required to the consideration amounts based on actual unaudited 2012 results. The purchase consideration payable is expected to be settled before April 30, 2013 when Dragonbio’s audited financial information is completed. The payable is placed under an escrow account and is classified as restricted investment as at December 31, 2012.

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$9,557
Property, plant, and equipment	2,185
Intangible assets	35,153
Land use rights	1,436
Goodwill	20,545

Total assets acquired	68,876
Current liabilities	(3,030)
Deferred tax liabilities	(5,274)

Net assets acquired	60,572
Non-controlling interests	(25,309)

Total purchase consideration	35,263
Less: Purchase consideration payable	(14,106)
Less: Cash acquired	(1,817)

Acquisition cost, net of cash received	$19,340

Goodwill associated with Dragonbio is attributable to other segment. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	15 years	$905
Technology	15 years	20,455
Customer relationships	12 years	13,793

Total		$35,153

2.	Acquisition of other PRC entities

In 2012, the Company, through one of its PRC subsidiaries, completed the acquisitions for four other PRC entities, namely, (1) Zhejiang Greenlander Information Technology Co., Ltd (‘Greenlander’), a healthcare IT solutions provider specializing in Picture Archiving & Communication System (‘PACS’) and Radiology Information System (‘RIS’); (2) Hunan Changsha Tiandiren Biotech (‘Tiandiren’), a provider of microbiology analysis solutions; (3) Hangzhou Optcla Medical Instrument Co., Ltd (‘Optcla’), a provider of rigid endoscopes and related surgical instruments and consumables; and (4) Shanghai Medical Optical Instrument Co., Ltd (‘SMOIF’), a provider of flexible endoscopes and related surgical instruments. The acquired % equity interest for these four acquirees were 54.3%, 51.0%, 57.7% and 100% respectively.

The total consideration was $21,025, of which $2,802 relating to the acquisition of one of the entities is subject to downward adjustments depending upon the entity meeting its audited net profit target in 2012. As of December 31, 2012, management estimated that no adjustments were required to the consideration amounts based on actual unaudited 2012 results of such entity.

The total purchase consideration payable was $5,485, of which $1,779 is placed under an escrow account and is classified as restricted cash as of December 31, 2012. The purchase consideration payable of these acquired PRC entities will be settled upon audited financial information is completed.

Subsequent to the completion of the acquisition, the Company, through one of its PRC subsidiaries, further injected capital of RMB11,000 (equivalent to $1,750) in aggregate to increase its equity interest on Greenlander and Optcla up to 60%, with a corresponding increase in non-controlling interests of $623. An additional RMB6,500 (equivalent to $1,033) was further injected to Tiandiren based on their respective equity interest, by the Company through one of its PRC subsidiaries and its non-controlling interest, of $527 and $506 respectively.

The Company expects to benefit from the synergies created by combining its strong engineering, manufacturing, sales and management platforms with the acquirees’ technology and expertise in their respective areas.

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$6,334
Property, plant, and equipment	1,239
Intangible assets	13,248
Goodwill	12,438

Total assets acquired	33,259
Current liabilities	(1,231)
Deferred tax liabilities	(2,188)

Net assets acquired	29,840
Non-controlling interests	(8,815)

Total purchase consideration	21,025
Less: Purchase consideration payable	(5,485)
Less: Cash acquired	(2,294)

Acquisition cost, net of cash received	$13,246

Goodwill associated with Tiandiren and the three other PRC entities is attributable to in-vitro diagnostic segment and other segment respectively. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table.

	Estimated Useful Life	Gross Carrying Amount
Tradename	9-15 years	$1,712
Technology	6-15 years	4,855
Customer relationships	9-12 years	6,681

Total		$13,248

(c)	Pro Forma Consolidated Financial Information

The Company has not prepared the pro-forma condensed combined statement of operations in accordance with ASC 805 as the acquisitions both individually and in the aggregate are not material, where individual and aggregate net revenue and net income of these acquired entities for the year ended December 31, 2012 are less than 5% of the Company’s consolidated net revenue and net income for the year ended December 31, 2012.

Banking facilities	12 Months Ended
Dec. 31, 2012
Banking facilities
21	Banking facilities

The Company has an aggregate available banking facilities of $193,452 and $275,843 with various banks for loans, bills, letter of guarantee/credit and standby letter of credits facilities, of which $41,979 and $71,457 were unutilized as of December 31, 2011 and 2012, respectively. Some of these facilities were secured by corporate guarantees executed by the Company and certain of its subsidiaries. In addition, the Company is required to comply with certain financial covenants imposed by the banks. As of December 31, 2011 and 2012, the Company was in compliance with the financial covenants imposed by the banks.

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
22	Commitments and contingencies

(a)	Lease commitments

The Company’s existing rental leases do not contain significant restrictive provisions. The following is a schedule by year of future minimum lease obligations under non-cancelable rental operating leases as of December 31, 2012:

Years ended December 31,
2013	$6,584
2014	4,304
2015	3,498
2016	3,277
2017	2,831
2018 and thereafter	375

$20,869

Rental expenses under operating leases were $8,784, $11,071 and $12,049 for the years ended December 31, 2010, 2011 and 2012, respectively.

(b)	Capital commitments

As of December 31, 2012, the Company had outstanding capital commitments for property, plant and equipment totaling $22,857.

(c)	Contingencies

The Company accounts for loss contingencies in accordance with ASC 450, “Contingencies” and other related guidelines. The Company is subject to claims and legal proceedings that arise in the ordinary course of its business operations. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Company. Set forth below is a description of certain loss contingencies as of December 31, 2012 and management’s opinion as to the likelihood of loss in respect of loss contingency.

On December 21, 2012, Masimo Corporation (“Masimo”) brought an action in the United States District Court for the Central District of California against Mindray DS USA and Shenzhen Mindray. Masimo alleges that Mindray DS USA’s U.S. Beneview pulse oximeters and sensors infringe its nine asserted patents relating to pulse oximeters and sensors, and that Shenzhen Mindray infringes the same patents and also breached its Purchase and License Agreement with Masimo dated November 13, 2002, as amended, by failing to use best efforts to promote adoption of Masimo’s oximeter technology outside the United States. The District Court dismissed Mindray DS USA from the litigation on February 28, 2013. Masimo’s Purchase and License Agreement with Shenzhen Mindray expired on December 31, 2012. Shenzhen Mindray plans to vigorously respond to Masimo’s Complaint, and its response is due on May 31, 2013. The Company accrued $9,700 dispute charges in relation to the litigation and does not believe that the outcome of this pending litigation will have a material adverse effect on the Company’s business, financial position, or results of operations.

The Company issues indemnifications and warranties in certain instances in the ordinary course of business to its customers. Historically, costs incurred to settle claims related to these indemnifications and warranties have not been material to the Company’s financial position, results of operations or cash flows. The fair value of the indemnifications and warranties that the Company issued for the years ended December 31, 2010, 2011 and 2012 were not material to the Company’s financial position, results of operations or cash flows.

Distribution of profits	12 Months Ended
Dec. 31, 2012
Distribution of profits
23	Distribution of profits

As stipulated by the relevant PRC laws and regulations applicable to the Company’s subsidiaries in the PRC, the Company is required to make appropriations from net income as determined in accordance with accounting principles and the relevant financial regulations applicable to PRC enterprise to non-distributable reserves (also referred to as “statutory common reserves”) which included a statutory surplus reserve and a statutory welfare reserve as of December 31, 2005. Based on revised PRC Company law which took effect on January 1, 2006, the PRC subsidiaries are no longer required to make appropriations to the statutory welfare reserve but appropriation to the statutory surplus reserve are still required to be made at not less than 10% of the profit after tax as determined under generally accepted accounting principles in the PRC. The appropriations to statutory surplus reserve are required until the balance reaches 50% of the subsidiaries’ registered capital.

The statutory surplus reserve is used to offset future extraordinary losses. The subsidiaries may, upon a resolution passed by the shareholders, convert the statutory surplus reserve into capital. The statutory welfare reserve was used for the collective welfare of the employees of subsidiaries. These reserves represent appropriations of retained earnings determined according to PRC law and may not be distributed. There were no appropriations to reserves by the Company other than the Company’s subsidiaries in the PRC during any of the periods presented. As a result of these laws, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their reserve either in the form of dividends, loans or advances. The amount of this restricted portion was $29,105 and $32,876 as of December 31, 2011 and 2012, respectively.

Segment reporting	12 Months Ended
Dec. 31, 2012
Segment reporting
24	Segment reporting

The Company accounts for segmental reporting under ASC 280, “Segment reporting”. It has three reportable segments based on its major product groups: patient monitoring and life support products, in-vitro diagnostic products and medical imaging systems. Each reportable segment derives its revenues from the sale of their products. The Company’s chief operating decision makers, has been identified as the Chief Executive Officer, review these operating segment results when making resource allocation decisions and evaluating the performance of the Company’s business.

The Company does not allocate operating expenses to individual reportable segments when making resource allocation decisions and evaluating its business performance. Accordingly, there are measurement differences between the reportable segments and the consolidated financial statements.

The following table presented selected financial information relating to the Company’s reportable segments for the years ended December 31, 2010, 2011 and 2012:

	Patient Monitoring and Life Support Products	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Years Ended December 31,
2010
Net revenues	$316,223	$175,245	$173,170	$39,671	$704,309
Cost of revenues	(136,388)	(70,554)	(57,086)	(39,306)	(303,334)

Gross profit	179,835	104,691	116,084	365	400,975

2011
Net revenues	$386,692	$222,270	$221,603	$50,178	$880,743
Cost of revenues	(174,509)	(98,348)	(77,020)	(44,425)	(394,302)

Gross profit	$212,183	$123,922	$144,583	$5,753	$486,441

2012
Net revenues	$449,131	$286,075	$253,234	$71,614	$1,060,054
Cost of revenues	(195,333)	(119,420)	(87,983)	(56,653)	(459,389)

Gross profit	$253,798	$166,655	$165,251	$14,961	$600,665

Geographic disclosures

The Company’s revenues by geography are based on country of customer destination. The net revenues attributable by the PRC, the United States, Europe and other countries for the years ended December 31, 2010, 2011 and 2012 were as follows:

	Years Ended December 31,
	2010	2011	2012
Net revenues:
PRC	$293,435	$374,312	$472,991
United States	104,814	136,689	143,586
Europe	87,720	91,046	100,985
Other countries	218,340	278,696	342,492

Total net revenues	$704,309	$880,743	$1,060,054

Long-lived assets located at the respective geographic areas as of December 31, 2011 and 2012 are as follows:

	Years Ended December 31,
	2011	2012
Long-lived assets
PRC	$259,685	$288,978
United States	28,338	28,546
Other countries	5,201	7,407

Total long-lived assets	$293,224	$324,931

Long-lived assets represents the total assets less current assets, other assets, non-current accounts receivable, net, advances for purchase of plant and equipment, intangible assets, net and goodwill.

Major customers

There was no single customer who accounted to 10% or more of the Company’s net revenues for the years ended December 31, 2010, 2011 and 2012, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
25	Subsequent Events

In January 2013, the Company, through its PRC subsidiary, acquired 47.08% equity interest in Beijing Precil Instrument Co., Ltd, which is a provider of coagulation analyzers and related products in the PRC at a consideration of $7,497 (equivalent to RMB47,080), of which $5,289 is placed under an escrow account and is classified as restricted cash as of December 31, 2012. The Company expects to achieve synergies in the transactions by combining its strong engineering, manufacturing, sales and management platforms with the acquiree’s technology and expertise in the area of coagulation analyzers. Subsequent to the completion of the acquisition, the Company, through its PRC subsidiary, further injected capital to increase its equity interest on Beijing Precil Instrument Co., Ltd up to 51%.

On February 25, 2013, the Company’s board of directors declared a cash dividend of $0.50 per ordinary shares. The cash dividends are payable on or around April 8, 2013, to shareholders of record as of March 8, 2013.

In March 2013, Shenzhen Mindray was awarded the nationwide key software enterprise status for calendar year 2011 and 2012. Accordingly, the applicable EIT rate for Shenzhen Mindray for calendar year 2011 and 2012 will be adjusted from 15% to 10%. The income tax provision included in the financial statements for the years ended December 31, 2011 and 2012 did not take into account the adjustment for the change in Shenzhen Mindray’s applicable EIT rate for 2011 and 2012. The resulted tax benefits for 2011 and 2012 were $7.9 million and $11.4 million respectively and will be recognized in the first quarter of 2013. The nationwide key software enterprise status is currently granted on every two years by the PRC government authority and is subject to their review. There is no assurance that Mindray will be granted this status applicable to 2013 or in any future years.

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation and principles of consolidation
(a)	Basis of presentation and principles of consolidation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the financial statements of the Company and all its majority-owned and controlled subsidiaries. The Company does not have interests in any variable interest entities. All significant intercompany balances and transactions have been eliminated upon consolidation. The Company has included the results of operations of acquired companies from the date of acquisition. Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of estimates
(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses in the financial statements and accompanying notes. The significant accounting estimates which have had an impact on the Company’s financial statements include but not limited to share-based compensation, impairment of intangible assets, impairment of long-lived assets, allowance for sales returns, allowance for doubtful accounts, inventories write-down, provision for warranty expenses, economic useful lives of property, plant and equipment and intangible assets, accrued liabilities, income taxes and tax valuation allowances. Actual results could differ from those estimates.

Cash and cash equivalents
(c)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and which have original maturities less than three months.

An amount of $89,250 as of December 31, 2012 included in cash and cash equivalents are compensating balance arrangement in relation to bank loans (see Note 10 for details).

Restricted cash and restricted investment
(d)	Restricted cash and restricted investment

Restricted cash and restricted investment are cash and investment that are restricted as to withdrawal or usage. For restriction which is not expected to be released within one year of the balance sheet date, restricted cash and restricted investment will be classified as non-current.

Restricted cash and restricted investment as of December 31, 2012 consisted of restricted cash and restricted investment amounted to $7,246 and $14,282 respectively. Restricted cash as of December 31, 2012 was primarily purchase consideration in connection with the Company’s acquisition of certain of its PRC subsidiaries held in escrow accounts which were opened by escrow agents for the Company and payable to the sellers in 2013 according to the terms set forth in the Company’s acquisition agreements.

Restricted investment as of December 31, 2012 was primarily purchase consideration in connection with the Company’s acquisition of a PRC subsidiary being put into short-term investment placed with a bank under escrow account which is opened by escrow agent for the Company. The restricted investment consisted of Chinese Renminbi (“RMB”) financial product in a principal amount of $14,282 placed with and guaranteed by the high-credit quality bank which carried interest at 4.0% per annum and contractually mature in April 2013. The restricted investment and its associated interest income will be transferred to seller in 2013 according to the terms set forth in the acquisition agreement.

.

Short-term investments
(e)	Short-term investments

Short-term investments consist of highly liquid investments with maturities greater than 90 days and less than one year at the date of purchase.

As of December 31, 2011, short-term investments mainly consisted of i) investments in RMB financial products in an aggregate principal amount of $331,817 placed with and guaranteed by high-credit quality banks which carry interest at 7.0% per annum and contractually mature in 2012; and ii) investments in entrusted loan arrangement in an aggregate principal amount of $143,899 placed with and guaranteed by a high-credit quality bank for onward lending to third parties which carry interest at 7.0% per annum and contractually mature in 2012.

As of December 31, 2012, short-term investments mainly consisted of investments in RMB financial products in an aggregate principal amount of $596,480 placed with and guaranteed by high-credit quality banks which carry interest ranging from 3.1% to 6.2% per annum and contractually mature at various periods throughout 2013.

Investment in financial products is stated in the balance sheet at the principal amount plus accrued interest income. Interest income is calculated at the specified interest rate and is recognized as interest income on the consolidated statements of operations.

Accounts receivable, net
(f)	Accounts receivable, net

Receivables in the consolidated balance sheets are stated net of allowance for doubtful accounts. Receivables with original maturities dated more than one year from the balance sheet date are classified as non-current. The Company maintains allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance is determined by (i) analyzing specific customer accounts that have known or potential collection issues, and (ii) then applying historical loss rates to the remaining accounts receivable balances based on aging. For purposes of analyzing specific accounts receivable with known or potential collection issues, the Company considers factors such as the background of the customer and its current affairs, on-going or historical disputes, litigation and going concerns.

The Company purchases export credit insurance to mitigate the risk of loss and accounts receivable impairment on shipments to our international distributors who have purchased our products under credit terms. Under these arrangements, the Company’s insurer reviews the relevant customer contract and sales invoice and establishes a specified insurable amount (generally ranging from 80-90% of the outstanding invoice amount) based on the insurer’s assessment of collectability. The Company records provisions for estimated losses on receivable balances covered by export credit insurance based on specific identification. Such provision is made on 100% of the accounts receivable in question. After provision is made, the Company considers if an insurance receivable should be recorded. We record an insurance receivable only when recoveries are probable, which is when the Company has submitted a claim with all necessary information, on the basis that there is a legally enforceable contract, for the insurable amounts. The Company has historically received related insurance claims payment within 12-18 months of filing the claim.

Inventories
(g)	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is calculated using the standard costing, which approximates average costing. Write downs of potentially obsolete or slow-moving inventories are recorded based on the management’s specific analysis of future sales forecasts and economic conditions.

Property, plant and equipment, net
(h)	Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation and impairment loss, if any. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are included in income from operations. Repairs and maintenance costs are expensed as incurred.

Depreciation is computed on a straight-line basis over the estimated useful lives of assets as follows:

Classification	Years
Land	Indefinite
Buildings and leasehold improvements	Shorter of lease term or 15 to 50 years
Plant and machinery	3 to 10 years
Electronic equipment, furniture and fixtures	3 to 8 years
Motor vehicles	5 years

Land use rights, net
(i)	Land use rights, net

Land use rights represent fees paid to acquire the right to use the land in the PRC for a specified period of time and are stated at cost less accumulated amortization and impairment loss, if any. Amortization is computed using straight-line basis over their respective lease periods, ranging from 20 to 50 years

Intangible assets, net
(j)	Intangible assets, net

Intangible assets with finite useful lives consist of tradenames, completed technologies, core technologies, and customer relationships. They are carried at cost less accumulated amortization and impairment loss, if any. Amortization is computed using straight-line basis over their estimated useful lives, ranging from 3 to 20 years.

Intangible assets with infinite lives, excluding goodwill are carried at cost and are not subject to amortization. It primarily consists of tradenames. It is tested for impairment at the reporting unit level on at least an annual basis or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount in accordance with ASC 350, “Intangibles—Goodwill and Other” (“ASC 350”). The evaluation of indefinite-lived intangible assets for impairment involves two steps. The first step is to compare the fair value of the reporting unit with its carrying amount. If the fair value of the reporting unit is less than the carrying value, a second step is performed to determine the implied fair value of indefinite-lived intangible assets. If the implied fair value of indefinite-lived intangible assets is lower than its carrying value, an impairment charge equal to the difference is recorded. No impairments of indefinite-lived intangible assets were identified during any of the years presented.

Goodwill
(k)	Goodwill

Goodwill represents the excess of the purchase price plus fair value of non-controlling interests over the fair value of identifiable assets and liabilities acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on at least an annual basis or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount in accordance with ASC 350. The evaluation of goodwill for impairment involves two steps. The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than the carrying value, a second step is performed to determine the implied fair value of goodwill. If the implied fair value of goodwill is lower than its carrying value, an impairment charge equal to the difference is recorded. No impairments of goodwill were identified during any of the years presented.

Impairment of long-lived assets
(l)	Impairment of long-lived assets

In accordance with ASC 360, “Impairment or Disposal of Long-Lived Assets”, the Company evaluates the carrying value of its long-lived assets such as intangible assets subject to amortization, property, plant and equipment and land use rights whenever events or changes in circumstance indicate that the carrying amount of the assets may not be recoverable. If the sum of the projected undiscounted cash flows expected to be generated from the asset’s use and eventual disposition is less than the carrying amount of the long-lived assets, the Company would recognize an impairment loss based on the difference between the estimated fair values of the assets calculated using a discounted cash flow and the carrying amount. A non-cash impairment loss of $nil, $nil and $308 were recorded for intangible assets during the years ended December 31, 2010, 2011 and 2012 respectively.

Management judgment is required in the area of asset impairment, particularly in assessing whether an event has occurred that indicates potential impairment. The estimation of future cash flows attributable to assets require significant judgment based on the Company’s historical and anticipated results and are subject to many factors. Different assumptions and judgments could materially affect estimated future cash flows relating to assets which could trigger impairment.

Revenue recognition
(m)	Revenue recognition

The Company generates revenue from sale of medical devices. The medical devices that the Company sells include a software element, which is essential to the functionality of the tangible medical devices. Therefore, revenues from the sale of medical devices are recognized when all of the following conditions have been satisfied:

•	There is persuasive evidence of an arrangement;

•	Delivery has occurred (e.g., an exchange has taken place);

•	The sales price is fixed or determinable; and

•	Collectability is reasonably assured.

All sales are based on firm customer orders with fixed terms and conditions. The Company does not provide its customers with general right of return, price protection or cash rebates. The sales arrangements do not include any significant post customer support services and does not provide customers with upgrades. Accordingly, revenue from the sale of products is typically recognized upon shipment, when the terms are free-on-board shipping point, or upon delivery. For products sold with installation service, revenue is allocated to the products and installation service elements if the products delivered have standalone value to the customer, and based on the price at which the product and installation service are expected to be sold on a standalone basis. For sales of services, revenue is recognized in period in which the services rendered.

The Company offers sales incentives to certain customers in the form of free products if they meet certain level of purchases. The costs of these sales incentives are estimated and accrued as cost of revenues with a corresponding increase in current liability at the time of revenue recognition based on the Company’s past experience and its customers’ purchase history.

The Company presents revenues net of value-added tax (“VAT”). The VAT represents a 17% tax collected from customers on behalf of the tax authority, which amounts to $47,031, $60,379 and $78,024 for the years ended December 31, 2010, 2011 and 2012 respectively, offset by a 14% VAT refund which the Company is entitled to for sales of products with embedded self-developed software of $17,690, $21,525 and $26,898 respectively for the years ended December 31, 2010, 2011 and 2012. The VAT refunds are recognized on an accrual basis.

Warranty provision
(n)	Warranty provision

The Company provides a warranty provision at the time product revenue is recognized based on the historical rate of warranty services rendered. Such provision is included in cost of revenues on the consolidated statements of operations. The provision is reviewed during the year and is adjusted, if appropriate, to reflect new product offerings or changes in experience. Actual warranty claims are tracked by product line. Movements in accrued warranty provision which is included in other payables on the consolidated balance sheets as of December 31, 2010, 2011 and 2012 were as follows:

	December 31,
	2010	2011	2012
Balance, beginning of year	$4,172	$5,822	$9,342
Warranty liabilities assumed in connection with acquisitions	—	15	—
Provision made during the year	9,007	13,165	12,714
Settlement made during the year	(7,357)	(9,660)	(10,789)
Foreign currency translation adjustments	—	—	150

Balance, end of year	$5,822	$9,342	$11,417

Shipping and handling costs
(o)	Shipping and handling costs

Shipping and handling costs are included in cost of revenues on the consolidated statements of operations. For the years ended December 31, 2010, 2011 and 2012, shipping and handling costs were $13,979, $18,189 and $ 21,230, respectively.

Government subsidies
(p)	Government subsidies

Government subsidies include cash subsidies and advance subsidies received from the PRC government as recorded by the PRC subsidiaries of the Company. Such subsidies are generally provided in relation to the development of new high-technology medical products, purchase of export credit insurance as well as State and/or local government incentives which aim to encourage entities to invest in high-technology industry in the region and to file patent applications for new invention. Subsidies are recognized as deferred income when received and recognized as other income when all the conditions for their entitlement have been satisfied. Subsidies recognized as other income on the consolidated statements of operations were $5,093, $1,960 and $1,725 for the years ended December 31, 2010, 2011 and 2012, respectively.

Software development costs
(q)	Software development costs

The Company capitalizes software development costs in accordance with ASC 985-20, “Costs of Software to be Sold, Leased or Marketed”. Software development costs are capitalized after technological feasibility is established upon completion of a working model or detailed software design specification. Once the software products become available for general releases to the public, the Company amortizes costs over the related product’s estimated economic useful life to cost of revenues ranging from 3 to 7 years. Net capitalized software development costs were included in intangible assets on the consolidated balance sheets as “core technology”. Total amount capitalized during December 31, 2010, 2011 and 2012 were $8,837, $14,040 and $12,073 respectively.

Net capitalized software development costs as of December 31, 2011 and 2012 consisted of the following:

	December 31,
	2011	2012
Capitalized software development costs	$33,046	$45,203
Less: Accumulated amortization	(2,779)	(7,055)

Total net capitalized software development costs	$30,267	$38,148

Amortization expenses were $138, $2,574 and $4,189 for the years ended December 31, 2010, 2011 and 2012, respectively.

Research and development costs
(r)	Research and development costs

Research and development (“R&D”) costs are incurred in the development of the new products and processes, including significant improvements and refinements to existing products. R&D costs are expensed as incurred, except for software development costs as disclosed in Note 2(q).

Advertising expenses
(s)	Advertising expenses

Advertising costs are expensed as incurred. Advertising expenses were $1,348, $1,727 and $1,921 for the years ended December 31, 2010, 2011 and 2012, respectively, and were included in selling expenses on the consolidated statements of operations.

Staff retirement plan costs
(t)	Staff retirement plan costs
The Company’s costs related to its defined contribution staff retirement plans are expensed as incurred (See Note 18).
Share-based compensation
(u)	Share-based compensation

The Company accounts for share-based compensation to employees of the Company based on the fair value of the share options or restricted shares at grant date. The Company elected to use the Black-Scholes Option Pricing Model to determine the fair value of share options on the dates of grant. Restricted shares are measured based on the fair market values of the underlying stock on the dates of grant. Share-based compensation expense is recognized in accordance with ASC 718, “Compensation—Stock compensation”, using the graded vesting attribution over the vesting period when it is probable that the performance condition will be achieved.

Operating leases
(v)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

Derivative instruments
(w)	Derivative instruments

ASC 815, “Accounting for Derivative Instruments and Hedging Activities” (“ASC 815”) requires every derivative instrument (including certain derivative instruments embedded in other contracts) to be recorded on the balance sheet at fair value as either an asset or a liability. ASC 815 also requires that changes in the fair value of recorded derivatives be recognized currently in earnings unless specific hedge accounting criteria are met.

The Company entered into various forward contracts to limit its exposure to fluctuation in foreign currency exchange rates during 2011 and 2012. According to ASC 815, all these forward contracts are not accounted for under hedge accounting. The notional amounts of these forward contracts were $64,624 and $8,451 as of December 31, 2011 and 2012 respectively. These instruments are recorded at their fair value amounting to $891 and $56 as of December 31, 2011 and 2012 respectively and were all included in short-term investments on the consolidated balance sheets. The Company recorded a gain on derivative instruments of $891 and a loss on derivative instruments of $835 during the years ended December 31, 2011 and 2012 respectively. Such gain/(loss) on derivative instruments was recorded to general and administrative expenses on the consolidated statements of operations.

Income taxes
(x)	Income taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry-forwards and credits, and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

Basic and diluted earnings per share
(y)	Basic and diluted earnings per share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share give effect to all dilutive potential ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. Potential ordinary shares are calculated using the treasury stock method and consist of unvested restricted stock and the incremental common shares issuable upon the exercise of share options.

Foreign currency transactions
(z)	Foreign currency transactions

The functional currency of the Company is the U.S. dollar (“USD”). The functional currency of the Company’s foreign subsidiaries and branches is the applicable local currency. All transactions in currencies other than functional currencies during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the statement of operations.

Assets and liabilities of non-US dollar functional currency entities are translated into U.S. dollars using the applicable exchange rates at the balance sheet date. Items in the statements of operations are translated into U.S. dollars using the average exchange rate during the period. Equity accounts were translated at their historical exchange rates. The resulting translation adjustments are accumulated as a component of accumulated other comprehensive income in the statement of shareholders’ equity.

Comprehensive income
(aa)	Comprehensive income

Comprehensive income is defined to include all changes in equity during a period from transactions and other events and circumstances from nonowner sources. During the periods presented, the Company’s comprehensive income includes its net income and foreign currency translation adjustments. Comprehensive income is presented in the consolidated statements of comprehensive income.

Fair value disclosures
(bb)	Fair value disclosures

The fair value of a financial instrument is the amount at which the financial instrument would be exchanged in a current transaction between willing parties. The carrying amounts of cash and cash equivalents, restricted cash and restricted investment, short-term investments, accounts receivable, value added tax receivables, other receivables, prepayments and deposits, short-term bank loans, notes payable, accounts payable, advances from customers, salaries payable, other payables, purchase consideration payable, income tax payable and other taxes payable approximate their fair values due to the short-term nature of these instruments.

Fair value measurement
(cc)	Fair value measurement

On January 1, 2010, the Company adopted the amendment to improve the disclosures about fair value measurements. The adoption of the authoritative guidance did not materially affect the Company’s results and financial condition.

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Company applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The estimated fair values of the Company’s financial assets and liabilities classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Fair Value Measurements Using
	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2010
Cash and cash equivalents	$137,502	$137,502	$—	$—
Short-term investments	296,003	—	296,003	—
Long-term bank loan	—	—	—	—
As of December 31, 2011
Cash and cash equivalents	124,311	124,311	—	—
Short-term investments	479,173	—	479,173	—
Long-term bank loan	35,025	—	35,025	—
As of December 31, 2012
Cash and cash equivalents Restricted cash	247,859 7,246	247,859 7,246	— —	— —
Restricted investment	14,282	—	14,282	—
Short-term investments	615,003	—	615,003	—
Long-term bank loan	50,039	—	50,039	—

Concentration of credit risk
(dd)	Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and restricted investments, short-term investments, derivative instruments and accounts receivable.

The Company places its cash and cash equivalents and restricted cash with high-credit quality financial institutions and a significant portion of them is placed with financial institutions in the PRC. All the short-term investments and restricted investment of the Company are with capital guaranteed by high-credit quality financial institutions in the PRC. The derivative instruments expose the Company to credit risk to the extent that its counterparties may be unable to meet the terms of the agreements. The Company seeks to mitigate this risk by limiting its counterparties to high-credit quality financial institutions in the PRC and Hong Kong. Although there is no official deposit insurance program or any agency similar to the Federal Deposit Insurance Corporation (FDIC) in the PRC, the Company believes that the risk of failure of any of these PRC banks and HK banks is remote and no significant credit risks exist.

Accounts receivable are typically unsecured and are derived from revenues earned from customers. The Company generally requires upfront payment or a significant installment prior to delivery of their products and performs ongoing credit evaluation of its customers. The Company purchases export credit insurance to mitigate the risk of loss and accounts receivable impairment on shipments to our international distributors as disclosed in Note 2(f). In addition, no one customer accounts to 10% or more of the Company’s total revenues during the periods presented. The Company believes that no significant credit risk exists as credit loss.

Recently issued accounting standards
(ee)	Recently issued accounting standards

In July 2012, the FASB issued Accounting Standards Update No. 2012-02. Previous guidance in Subtopic 350-30 required an entity to test indefinite-lived intangible assets for impairment, on at least an annual basis, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. In accordance with the amendments in this Update, an entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in Update 2011-08. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company adopted this Update in fiscal year 2012 and elected to bypass the qualitative assessment and directly performed the quantitative impairment test, and the adoption does not have a significant impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02 “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income“. The new amendments will require the Company to:

•

Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income–but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period

•

Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

For public entities, this ASU is effective prospectively for reporting periods beginning after December 15, 2012. The Company will adopt the ASU in fiscal year 2013, if applicable. The Company does not expect the adoption will have a significant impact on the Company’s consolidated financial statements.

Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Assets

Depreciation is computed on a straight-line basis over the estimated useful lives of assets as follows:

Classification	Years
Land	Indefinite
Buildings and leasehold improvements	Shorter of lease term or 15 to 50 years
Plant and machinery	3 to 10 years
Electronic equipment, furniture and fixtures	3 to 8 years
Motor vehicles	5 years

Movements in Accrued Warranty Provision

Movements in accrued warranty provision which is included in other payables on the consolidated balance sheets as of December 31, 2010, 2011 and 2012 were as follows:

	December 31,
	2010	2011	2012
Balance, beginning of year	$4,172	$5,822	$9,342
Warranty liabilities assumed in connection with acquisitions	—	15	—
Provision made during the year	9,007	13,165	12,714
Settlement made during the year	(7,357)	(9,660)	(10,789)
Foreign currency translation adjustments	—	—	150

Balance, end of year	$5,822	$9,342	$11,417

Net Capitalized Software Development Costs

Net capitalized software development costs as of December 31, 2011 and 2012 consisted of the following:

	December 31,
	2011	2012
Capitalized software development costs	$33,046	$45,203
Less: Accumulated amortization	(2,779)	(7,055)

Total net capitalized software development costs	$30,267	$38,148

Estimated Fair Values of Financial Assets and Liabilities Classified Under Appropriate Level of Fair Value Hierarchy

The estimated fair values of the Company’s financial assets and liabilities classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Fair Value Measurements Using
	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2010
Cash and cash equivalents	$137,502	$137,502	$—	$—
Short-term investments	296,003	—	296,003	—
Long-term bank loan	—	—	—	—
As of December 31, 2011
Cash and cash equivalents	124,311	124,311	—	—
Short-term investments	479,173	—	479,173	—
Long-term bank loan	35,025	—	35,025	—
As of December 31, 2012
Cash and cash equivalents Restricted cash	247,859 7,246	247,859 7,246	— —	— —
Restricted investment	14,282	—	14,282	—
Short-term investments	615,003	—	615,003	—
Long-term bank loan	50,039	—	50,039	—

Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Details Of The Company's Principal Consolidated Subsidiaries

Details of the Company’s principal consolidated subsidiaries as of December 31, 2012 were as follows:

Name of Company	Place of Establishment and Operation	Percentage of Ordinary share/ Registered Capital Held by the Company	Principal Activities
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	PRC	99.99%	Manufacturing and sales of medical equipments and research and development of related products
Shenzhen Mindray Investment & Development Co., Ltd.	PRC	100%	Investment holding
Nanjing Mindray Bio-Medical Electronics Co., Ltd.	PRC	100%	Manufacturing and sales of medical equipments and research and development of related products
Shenzhen Mindray Software Technology Co., Ltd.	PRC	100%	Development and sale of software applications
Xi’an Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	100%	Research and development of medical equipments and related products
Chengdu Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	100%	Research and development of medical equipments and related products
Beijing Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	99.9%	Research and development of medical equipments and related products
Zhejiang Greenlander Info. Tech Co., Ltd	PRC	60%	Manufacturing and sales of medical equipments and research and development of related products
Hangzhou Optcla Medical Instrument Co., Ltd	PRC	60%	Manufacturing and sales of medical equipments and research and development of related products
Shenzhen Shenke Medical Instrument Technical Development Co., Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products
Suzhou Hyssen Electronic Technology Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products
Hunan Changsha Tiandiren Biotech Co., Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products
Wuhan Dragonbio Surgical Implant Co., Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products
Shanghai Medical Optical Instruments Factory Co., Ltd	PRC	100%	Manufacturing and sales of medical equipments and research and development of related products
MR Holdings (HK) Limited	Hong Kong	100%	Investment holding
MR Investments (HK) Limited	Hong Kong	100%	Sales and marketing of medical equipment
Mindray Global Limited	BVI	100%	Investment holding
Mindray Research and Development Limited	BVI	100%	Investment holding
Mindray DS USA Inc.	United States	100%	Manufacturing and sales of medical equipments and research and development of related products
Mindray Medical Canada Limited	Canada	100%	Marketing of medical equipment
Mindray Medical Sweden AB	Sweden	100%	Manufacturing and sales of medical equipments and research and development of related products
Mindray (UK) Limited	United Kingdom	100%	Sales and marketing of medical equipment
Mindray Medical France SARL	France	100%	Sales and marketing of medical equipment
Facai Immobilier	France	100%	Property holding
Mindray Medical Germany GmbH	Germany	100%	Sales and marketing of medical equipment
Mindray Medical Italy S.r.l.	Italy	100%	Sales and marketing of medical equipment
Mindray Medical Netherlands B.V.	The Netherlands	100%	Sales and marketing of medical equipment
Mindray Medical Espana S.L.	Spain	100%	Marketing of medical equipment
Mindray Medical Mexico S de R.L. de C.V.	Mexico	100%	Sales and marketing of medical equipment
Mindray—Distribution and Commercialization of Medical Equipment Brazil Ltda.	Brazil	100%	Marketing of medical equipments
Mindray Medical Colombia S.A.S	Colombia	100%	Marketing of medical equipment
Mindray Medical Rus Limited	Russia	100%	Marketing of medical equipment
Mindray Investments Singapore Pte. Ltd.	Singapore	100%	Investment holding
Mindray Medical India Private Limited	India	100%	Sales and marketing of medical equipment
PT Mindray Medical Indonesia	Indonesia	100%	Sales and marketing of medical equipment
Mindray Medical Thailand Limited	Thailand	100%	Marketing of medical equipment
Mindray Medical Technology Istanbul Limited Liability Company	Turkey	100%	Marketing of medical equipment
Mindray Medical Egypt Limited	Egypt	100%	Marketing of medical equipment
Mindray Medical Vietnam Company Limited	Vietnam	100%	Marketing of medical equipment

Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31,
	2011	2012
Accounts receivable	$208,224	$203,907
Less: allowance for doubtful debts	(7,787)	(16,034)

Total accounts receivable, net	200,437	187,873
Less: non-current portion	—	(2,172)

Current portion	$200,437	$185,701

Movements in allowance for doubtful accounts

Movements in allowance for doubtful accounts were as follows:

	December 31,
	2010	2011	2012
Balance at beginning of year	$7,609	$7,821	$7,787
Allowance (recovery) made during the year	212	(34)	9,572
Foreign currency translation adjustments	—	—	(1,325)

Balance at end of year	$7,821	$7,787	$16,034

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories	Inventories consisted of the following:

	December 31,
	2011	2012
Raw materials	$40,742	$46,589
Work-in-progress	30,478	31,896
Finished goods	23,470	31,614

Total inventories	$94,690	$110,099

Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31,
	2011	2012
Land	$4,485	$4,504
Buildings and leasehold improvements	188,738	211,203
Plant and machinery	33,557	42,270
Electronic equipment, furniture and fixtures	87,175	102,115
Motor vehicles	2,244	2,809

Total cost	316,199	362,901
Less: Accumulated depreciation and amortization	(95,377)	(122,233)

	220,822	240,668
Construction in progress	17,130	27,342

Total property, plant and equipment, net	$237,952	$268,010

Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2012
Analysis of Company's Interests in Land Use Rights Representing Prepaid Operating Lease Payments and Net Book Value

The Company’s interests in land use rights represent prepaid operating lease payments and their net book value was analyzed as follows:

	December 31,
	2011	2012
Land use rights	$58,086	$61,045
Less: Accumulated amortization	(2,814)	(4,124)

Total land use rights, net	$55,272	$56,921

Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Components of Intangible Assets

Intangible assets, net consisted of the following:

		December 31, 2011			December 31, 2012
	Range of Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Provision for Impairment	Net Carrying Amount
Tradenames	5-20 years	$13,735	$(114)	$13,621	$16,447	$(998)	$—	$15,449
Technology	3-15 years	32,486	(21,825)	10,661	58,579	(26,332)	(308)	31,939
Core technology	3-7 years	33,046	(2,779)	30,267	45,203	(7,055)	—	38,148
Customer relationships	3-12 years	31,002	(9,233)	21,769	51,895	(12,812)	—	39,083
Other intangible assets	Indefinite	7,711	—	7,711	7,715	—	—	7,715

Total		$117,980	$(33,951)	$84,029	$179,839	$(47,197)	$(308)	$132,334

Estimated Aggregate Amortization Expense for Next Five Years

As of December 31, 2012, estimated aggregate amortization expense for each of the next five years ended December 31, is as follows:

2013	$17,785
2014	15,964
2015	13,996
2016	13,269
2017	12,899
2018 and thereafter	50,717

$124,630

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Movements in Goodwill

Movements in goodwill were as follows:

	Patient Monitoring and Life Support Devices	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Balance as of December 31, 2010	$104,881	$5,253	$5,260	$278	$115,672
Goodwill arising from acquisitions during the year	6,490	5,535	—	—	12,025
Foreign currency translation adjustments	498	376	244	25	1,143

Balance as of December 31, 2011	$111,869	$11,164	$5,504	$303	$128,840
Goodwill arising from acquisitions during the year	—	640	—	32,343	32,983
Foreign currency translation adjustments	206	165	81	741	1,193

Balance as of December 31, 2012	$112,075	$11,969	$5,585	$33,387	$163,016

Bank Loans (Tables)	12 Months Ended
Dec. 31, 2012
Bank Loans

Summarized below were bank loans as of December 31, 2011 and 2012:

	December 31, 2011
	2011	2012
Bank of China Limited, New York Branch	$50,000	$50,000
Bank of China (Hong Kong) Limited	35,025	85,139
China Industrial Bank	475	—

Total bank loans	85,500	135,139
Less: non-current portion	(35,025)	(50,039)

Current portion	$50,475	$85,100

Notes payable (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable

	December 31,
	2011	2012
Notes payable	$7,013	$8,697

Other payables (Tables)	12 Months Ended
Dec. 31, 2012
Components of Other Payables

Other payables consisted of the following:

	December 31,
	2011	2012
Accrued tender expenses	$4,256	$6,750
Accrued construction costs	11,022	9,180
Accrued operating expenses	20,975	30,435
Accrued professional fees	3,261	10,297
Accrued dispute charges	—	9,700
Advance subsidies from government	6,325	17,647
Guarantee deposits from distributors	8,953	11,172
Accrued interest expenses	588	698
Accrued warranty provision	8,974	11,417
Others	1,003	1,232

	$65,357	$108,528

Share-based compensation plan (Tables)	12 Months Ended
Dec. 31, 2012
Weighted-Average Assumptions Used under Black-Scholes Option Pricing Model to Estimate Fair Value of Options on Grant Date

Management used the Black-Scholes option pricing model to estimate the fair value of the options on grant date with the following weighted-average assumptions:

Year of grant	2010
Risk-free interest rate	2.27%
Expected life	5.5 years
Assumed volatility	28.8%
Expected dividends	2%
Fair value on grant date	$9.94

Summary of Options under Plan and Changes in Period

A summary of the activities of share options under the Plan for the year ended December 31, 2012 is presented below:

	Options	Weighted Average Exercise Price
Outstanding as of December 31, 2011	5,316,868	$12.56
Exercised	(1,748,935)	14.06
Forfeited	(28,207)	20.69

Outstanding as of December 31, 2012	3,539,726	$11.75

Summary of Information about Stock Options Issued under Plan that are Outstanding and Exercisable

The following table summarizes information about share options issued under the Plan described above that are outstanding and exercisable as of December 31, 2012:

	Options Outstanding				Options Exercisable
Range of exercise price	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
$5.00	1,207,106	$5.00	1.15	$33,437	1,207,106	$5.00	1.15	$33,437
$11.00 - $18.34	1,448,746	11.03	1.70	31,394	1,443,246	11.00	1.69	31,315
$20.50 - $29.30	845,067	21.54	2.53	9,432	822,957	21.53	2.51	9,191
$32.54 - $40.2	38,807	35.17	1.17	4	16,307	38.80	2.78	—

Total	3,539,726	$11.75	1.70	$74,267	3,489,616	$11.54	1.70	$73,943

Summary of Status of Company's Nonvested Shares as of Changes

A summary of the activities of the Company’s non-vested RSU under the Plan for the year ended December 31, 2012, is presented below:

	Shares	Weighted Average Grant Date Fair Value
Non-vested as of December 31, 2011	642,347	$26.81
Granted	591,440	31.45
Vested	(343,815)	28.03
Forfeited	(34,217)	28.12

Non-vested as of December 31, 2012	855,755	$29.47

Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Potential Dilutive Shares for Period

The following is a computation of potential dilutive shares for the periods:

	Years Ended December 31,
	2010	2011	2012
Basic earnings per share:
Numerator
Net income attributable to Mindray shareholders	$155,466	$166,629	$180,209

Denominator
Weighted-average ordinary shares outstanding, basic	113,638,024	115,254,095	116,749,213

Basic earnings per share	$1.37	$1.45	$1.54

Diluted earnings per share:
Numerator
Net income attributable to Mindray shareholders	$155,466	$166,629	$180,209

Denominator
Weighted-average ordinary shares outstanding, basic	113,638,024	115,254,095	116,749,213
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	3,943,172	3,195,756	3,065,791

Weighted-average ordinary shares outstanding, diluted	117,581,196	118,449,851	119,815,004

Diluted earnings per share	$1.32	$1.41	$1.50

Other income, net (Tables)	12 Months Ended
Dec. 31, 2012
Other Income, Net

Other income, net consisted of the following:

	Years Ended December 31,
	2010	2011	2012
Government and other subsidies	$9,129	$1,960	$1,725
Others, net	(294)	1,148	(106)

Other income, net	$8,835	$3,108	$1,619

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Taxes

The components of income taxes were as follows:

	Years Ended December 31,
	2010	2011	2012
Current taxes charged	$14,739	$19,974	$37,396
Deferred taxes charged (credited)	2,892	2,673	(27)

Total provision for income taxes	$17,631	$22,647	$37,369

Components of Deferred Tax Assets and Liabilitie

Components of deferred tax assets and liabilities were as follows:

	December 31,
	2011	2012
Deferred tax assets are analyzed as:
Accrued compensation	$698	473
Acquired intangible assets	4,861	6,049
Bad debt provision	1,044	3,418
Depreciation of property, plant and equipment	342	1,135
Government subsidies	714	2,393
Inventory write-down	(397)	1,096
Sales incentive and warranty accruals	1,705	2,315
Tax loss	31,335	41,058
Others	126	390
Valuation allowance	(36,945)	(51,884)

Net deferred tax assets	$3,483	$6,443

Deferred tax liabilities are analyzed as:
Acquired intangible assets	$(12,925)	$(23,369)

Total	$(9,442)	$(16,926)

Analysis of Deferred Tax Assets and Liabilities

	December 31,
	2011	2012
Deferred tax assets are analyzed as:
Current	$3,483	$6,443

Deferred tax liabilities are analyzed as:
Non-current	(12,925)	(23,369)

Total	$(9,442)	$(16,926)

Movements in Valuation Allowance

Movements in valuation allowance were as follows:

	2010	2011	2012
Balance, beginning of year	$14,674	$29,132	$36,945
Current year addition	14,458	7,813	14,939

Balance, end of year	$29,132	$36,945	$51,884

Reconciliation of Income Tax Expense to Amount Computed by Applying Current Tax Rate to Income Before Income Taxes in Consolidated Statements of Operations

Reconciliation of provision for income taxes to the amount computed by applying the current tax rate to the income before income taxes and non-controlling interests on the consolidated statements of operations is as follows:

	2010	2011	2012
Income before income taxes and non-controlling interests	$173,097	$189,572	$219,651
PRC enterprise income tax rate	15%	15%	15%
Income tax at PRC enterprise income tax rate on income before income taxes	25,140	32,196	36,809
Effect of net income for which no income tax benefit/expense is receivable/payable	(514)	1,252	(929)
Effect of foreign income tax rate	(12,823)	(10,392)	(5,192)
Change in PRC income tax rate	(832)	(124)	(68)
Employee share-based compensation	1,466	1,909	1,833
Non-taxable VAT refund	(2,650)	(3,303)	(3,853)
Additional deduction on research and development expenses	(3,720)	(5,109)	(5,958)
Over provision of income taxes in prior years	(2,162)	(1,595)	(212)
Change in valuation allowance	13,726	7,813	14,939

Total provision for income taxes	$17,631	$22,647	$37,369

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	December 31,
	2011	2012
Unrecognized tax benefits beginning balance	$1,742	$3,651
Gross decrease - tax positions in prior year	(417)	—
Gross increase - current period tax positions	2,326	1,833

Unrecognized tax benefits ending balance	$3,651	$5,484

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Transactions Completed in 2011
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition
The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:
Current assets	$4,212
Property, plant, and equipment	244
Intangible assets	3,716
Goodwill	12,025

Total assets acquired	20,197
Current liabilities	(2,011)
Deferred tax liabilities	(926)

Net assets acquired	17,260
Non-controlling interests	(7,847)

Total purchase consideration	$9,413
Less: Purchase consideration payable	(2,142)
Less: Cash acquired	(741)

Acquisition cost, net of cash received	$6,530

Acquired Intangible Assets

The estimated amounts recognized on the acquired identifiable intangible assets and their respective useful lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	10 years	$1,306
Technology	10 years	1,631
Customer relationships	10 years	779

Total		$3,716

Transaction completed in 2012 for Dragonbio
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$9,557
Property, plant, and equipment	2,185
Intangible assets	35,153
Land use rights	1,436
Goodwill	20,545

Total assets acquired	68,876
Current liabilities	(3,030)
Deferred tax liabilities	(5,274)

Net assets acquired	60,572
Non-controlling interests	(25,309)

Total purchase consideration	35,263
Less: Purchase consideration payable	(14,106)
Less: Cash acquired	(1,817)

Acquisition cost, net of cash received	$19,340

Acquired Intangible Assets

The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	15 years	$905
Technology	15 years	20,455
Customer relationships	12 years	13,793

Total		$35,153

Transactions Completed in 2012 for Other PRC Entities
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$6,334
Property, plant, and equipment	1,239
Intangible assets	13,248
Goodwill	12,438

Total assets acquired	33,259
Current liabilities	(1,231)
Deferred tax liabilities	(2,188)

Net assets acquired	29,840
Non-controlling interests	(8,815)

Total purchase consideration	21,025
Less: Purchase consideration payable	(5,485)
Less: Cash acquired	(2,294)

Acquisition cost, net of cash received	$13,246

Acquired Intangible Assets

The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table.

	Estimated Useful Life	Gross Carrying Amount
Tradename	9-15 years	$1,712
Technology	6-15 years	4,855
Customer relationships	9-12 years	6,681

Total		$13,248

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Rental Under Non-cancelable Operating Leases

The following is a schedule by year of future minimum lease obligations under non-cancelable rental operating leases as of December 31, 2012:

Years ended December 31,
2013	$6,584
2014	4,304
2015	3,498
2016	3,277
2017	2,831
2018 and thereafter	375

$20,869

Segment reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment reporting

The following table presented selected financial information relating to the Company’s reportable segments for the years ended December 31, 2010, 2011 and 2012:

	Patient Monitoring and Life Support Products	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Years Ended December 31,
2010
Net revenues	$316,223	$175,245	$173,170	$39,671	$704,309
Cost of revenues	(136,388)	(70,554)	(57,086)	(39,306)	(303,334)

Gross profit	179,835	104,691	116,084	365	400,975

2011
Net revenues	$386,692	$222,270	$221,603	$50,178	$880,743
Cost of revenues	(174,509)	(98,348)	(77,020)	(44,425)	(394,302)

Gross profit	$212,183	$123,922	$144,583	$5,753	$486,441

2012
Net revenues	$449,131	$286,075	$253,234	$71,614	$1,060,054
Cost of revenues	(195,333)	(119,420)	(87,983)	(56,653)	(459,389)

Gross profit	$253,798	$166,655	$165,251	$14,961	$600,665

Net Revenues Attributable by Country of Domicile

The Company’s revenues by geography are based on country of customer destination. The net revenues attributable by the PRC, the United States, Europe and other countries for the years ended December 31, 2010, 2011 and 2012 were as follows:

	Years Ended December 31,
	2010	2011	2012
Net revenues:
PRC	$293,435	$374,312	$472,991
United States	104,814	136,689	143,586
Europe	87,720	91,046	100,985
Other countries	218,340	278,696	342,492

Total net revenues	$704,309	$880,743	$1,060,054

Long-Lived Assets Located at Respective Geographic Areas

Long-lived assets located at the respective geographic areas as of December 31, 2011 and 2012 are as follows:

	Years Ended December 31,
	2011	2012
Long-lived assets
PRC	$259,685	$288,978
United States	28,338	28,546
Other countries	5,201	7,407

Total long-lived assets	$293,224	$324,931

Organization and Principal Activities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of reportable segments	3

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Compensating balance	$ 89,250
Restricted cash restriction period	1 year
Restricted cash	7,246
Restricted investment	14,282
Annual interest rate on investments	4.00%
Short term investment	615,003	479,173
Account receivables maturities period	1 year
Concentration of credit risk insurance	The Company purchases export credit insurance to mitigate the risk of loss and accounts receivable impairment on shipments to our international distributors who have purchased our products under credit terms. Under these arrangements, the Company's insurer reviews the relevant customer contract and sales invoice and establishes a specified insurable amount (generally ranging from 80-90% of the outstanding invoice amount) based on the insurer's assessment of collectability.
Intangible assets impairment loss	308
Value added tax (VAT) percentage	17.00%	17.00%	17.00%
Amount of tax collected from customers on behalf of the tax authority	78,024	60,379	47,031
Value added tax (VAT) refund percentage	14.00%	14.00%	14.00%
Amount of VAT refund	26,898	21,525	17,690
Shipping and handling costs	21,230	18,189	13,979
Subsidies recognized as other income	1,725	1,960	5,093
Amortization expense for capitalized computer software	4,189	2,574	138
Advertising expenses	1,921	1,727	1,348
Customers accounting for ten percent or more of net revenue	0
Maximum
Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturity period	3 months
Investments maturity period	1 year
Percentage of contract and sales invoice reviewed to establishes a specified insurable amount	90.00%
Insurance claim collection period	18 months
Land use right estimated useful life	50
Estimated useful life	20 years
Minimum
Significant Accounting Policies [Line Items]
Investments maturity period	90 days
Percentage of contract and sales invoice reviewed to establishes a specified insurable amount	80.00%
Insurance claim collection period	12 months
Land use right estimated useful life	20
Estimated useful life	3 years
Forward Contracts
Significant Accounting Policies [Line Items]
Derivative notional amount	8,451	64,624
Derivative assets, fair value	56	891
Gain (loss) on derivative instruments	(835)	891
Non Cash
Significant Accounting Policies [Line Items]
Intangible assets impairment loss	308
High Credit Quality Banks
Significant Accounting Policies [Line Items]
Short term investment	596,480
High Credit Quality Banks | Maximum
Significant Accounting Policies [Line Items]
Annual Interest rate on investments	6.20%
High Credit Quality Banks | Minimum
Significant Accounting Policies [Line Items]
Annual Interest rate on investments	3.10%
Core Technology - self-developed software
Significant Accounting Policies [Line Items]
Amount capitalized	12,073	14,040	8,837
Core Technology - self-developed software | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life	7 years
Core Technology - self-developed software | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Short-term Investments | Group Eleven
Significant Accounting Policies [Line Items]
Short term investment		331,817
Annual Interest rate on investments		7.00%
Short-term Investments | onward lending
Significant Accounting Policies [Line Items]
Short term investment		$ 143,899
Annual Interest rate on investments		7.00%

Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2012
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	Indefinite
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	Shorter of lease term or 15 to 50 years
Buildings and leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	15 years
Buildings and leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	50 years
Plant and machinery | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	3 years
Plant and machinery | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	10 years
Electronic equipment, furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	3 years
Electronic equipment, furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	8 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	5 years

Movements in Warranty Provision (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Liability Contingency [Line Items]
Balance, beginning of year	$ 9,342	$ 5,822	$ 4,172
Warranty liabilities assumed in connection with acquisitions		15
Provision made during the year	12,714	13,165	9,007
Settlement made during the year	(10,789)	(9,660)	(7,357)
Foreign currency translation adjustments	150
Balance, end of year	$ 11,417	$ 9,342	$ 5,822

Net Capitalized Software Development Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capitalized Software [Line Items]
Capitalized software development costs	$ 45,203	$ 33,046
Less: Accumulated amortization	(7,055)	(2,779)
Total net capitalized software development costs	$ 38,148	$ 30,267

Fair Values of Financial Assets and Liabilities Classified Under Appropriate Level of Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	$ 247,859	$ 124,311	$ 137,502
Short-term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	615,003	479,173	296,003
Long-term bank loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial liabilities classified under appropriate level of fair value hierarchy	50,039	35,025
Restricted Cash
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	7,246
Restricted Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	14,282
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	247,859	124,311	137,502
Fair Value, Inputs, Level 1 | Restricted Cash
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	7,246
Fair Value, Inputs, Level 2 | Short-term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	615,003	479,173	296,003
Fair Value, Inputs, Level 2 | Long-term bank loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial liabilities classified under appropriate level of fair value hierarchy	50,039	35,025
Fair Value, Inputs, Level 2 | Restricted Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	$ 14,282

Particulars Regarding Legal Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2012
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	99.99%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Shenzhen Mindray Investment and Development Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
Nanjing Mindray Bio Medical Electronics Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Shenzhen Mindray Software Technology Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Development and sale of software applications
Xi'an Shen Mindray Medical Electronics Technology Research Institute Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Research and development of medical equipments and related products
Chengdu Shen Mindray Medical Electronics Technology Research Institute Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Research and development of medical equipments and related products
Beijing Shen Mindray Medical Electronics Technology Research Institute Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	99.90%
Principal Activities	Research and development of medical equipments and related products
Zhejiang Greenlander Info Tech Co., Ltd ("Greenlander") | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	60.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Hangzhou Optcla Medical Instrument Co Ltd ("Optcla") | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	60.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Shenzhen Shenke Medical Instrument Technical Development Co., Ltd ("Shenke") | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	51.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Suzhou Hyssen Electronic Technology Ltd ("Hyssen") | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	51.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Hunan Changsha Tiandiren Biotech Co Ltd ("Tiandiren") | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	51.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Wuhan Dragonbio Surgical Implant Co.,Ltd ("Dragonbio") | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	51.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Shanghai Medical Optical Instruments Factory Co Ltd ("SMOIF") | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
MR Holdings (HK) Limited | HONG KONG
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
MR Investments (HK) Limited | HONG KONG
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Global Limited | VIRGIN ISLANDS, BRITISH
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
Mindray Research And Development Limited | VIRGIN ISLANDS, BRITISH
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
Mindray DS USA Inc. | UNITED STATES
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Mindray Medical Canada Limited | CANADA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Sweden AB | SWEDEN
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Manufacturing and sales of medical equipments and research and development of related products
Mindray UK Limited | UNITED KINGDOM
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical France SARL | FRANCE
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Facai Immobilier | FRANCE
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Property holding
Mindray Medical Germany GmbH | GERMANY
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Italy Srl | ITALY
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Netherlands B.V. | NETHERLANDS
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Espana S.L | SPAIN
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Mexico S de R L de C V | MEXICO
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Distribution And Commercialization Of Medical Equipment Brazil Ltda | BRAZIL
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipments
Mindray Medical Colombia S.A.S | COLOMBIA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Rus Limited | RUSSIAN FEDERATION
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Investments Singapore Pte Ltd | SINGAPORE
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Investment holding
Mindray Medical India Private Limited | INDIA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
PT Mindray Medical Indonesia | INDONESIA
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Sales and marketing of medical equipment
Mindray Medical Thailand Limited | THAILAND
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Technology Istanbul Limited Liability Company | TURKEY
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Egypt Limited | EGYPT
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment
Mindray Medical Vietnam Limited | VIET NAM
Investments in and Advances to Affiliates [Line Items]
Percentage of Ordinary share/ Registered Capital Held by the Company	100.00%
Principal Activities	Marketing of medical equipment

Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 203,907	$ 208,224
Less: allowance for doubtful debts	(16,034)	(7,787)	(7,821)	(7,609)
Total accounts receivable, net	187,873	200,437
Less: non-current portion	(2,172)
Current portion	$ 185,701	$ 200,437

Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provisions for Doubtful Accounts [Line Items]
Balance at beginning of year	$ 7,787	$ 7,821	$ 7,609
Allowance (recovery) made during the year	9,572	(34)	212
Foreign currency translation adjustments	(1,325)
Balance at end of year	$ 16,034	$ 7,787	$ 7,821

Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials	$ 46,589	$ 40,742
Work-in-progress	31,896	30,478
Finished goods	31,614	23,470
Total inventories	$ 110,099	$ 94,690

Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Line Items]
Write-down of inventories	$ 2,609	$ 3,105	$ 1,247

Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land	$ 4,504	$ 4,485
Buildings and leasehold improvements	211,203	188,738
Plant and machinery	42,270	33,557
Electronic equipment, furniture and fixtures	102,115	87,175
Motor vehicles	2,809	2,244
Total cost	362,901	316,199
Less: Accumulated depreciation and amortization	(122,233)	(95,377)
Property, Plant, and Equipment, Fair Value Disclosure, Total	240,668	220,822
Construction in Progress, Gross	27,342	17,130
Total property, plant and equipment, net	$ 268,010	$ 237,952

Property, Plant and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 28,043	$ 23,215	$ 18,775

Analysis of Company's Interests in Land Use Rights Representing Prepaid Operating Lease Payments and Net Book Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Land use rights	$ 61,045	$ 58,086
Less: Accumulated amortization	(4,124)	(2,814)
Total land use rights, net	$ 56,921	$ 55,272

Land Use Rights, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Amortization of land use rights	$ 1,246	$ 1,093	$ 847

Components of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets by Major Class [Line Items]
Net Carrying Amount - Finite-Lived Intangible Assets	$ 124,630
Provision for Impairment	(308)
Gross Carrying Amount - Total Intangible Assets	179,839	117,980
Accumulated Amortization - Total Intangible Assets	(47,197)	(33,951)
Net Carrying Amount - Total Intangible Assets	132,334	84,029
Minimum
Intangible Assets by Major Class [Line Items]
Range of life	3 years
Maximum
Intangible Assets by Major Class [Line Items]
Range of life	20 years
Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Other intangible assets	Indefinite
Gross Carrying Amount - Indefinite-Lived Intangible Assets	7,715	7,711
Net Carrying Amount - Indefinite-Lived Intangible Assets	7,715	7,711
Trade Names
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	16,447	13,735
Accumulated Amortization - Finite-Lived Intangible Assets	(998)	(114)
Net Carrying Amount - Finite-Lived Intangible Assets	15,449	13,621
Trade Names | Minimum
Intangible Assets by Major Class [Line Items]
Range of life	5 years
Trade Names | Maximum
Intangible Assets by Major Class [Line Items]
Range of life	20 years
Technology
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	58,579	32,486
Accumulated Amortization - Finite-Lived Intangible Assets	(26,332)	(21,825)
Net Carrying Amount - Finite-Lived Intangible Assets	31,939	10,661
Provision for Impairment	(308)
Technology | Minimum
Intangible Assets by Major Class [Line Items]
Range of life	3 years
Technology | Maximum
Intangible Assets by Major Class [Line Items]
Range of life	15 years
Core technology
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	45,203	33,046
Accumulated Amortization - Finite-Lived Intangible Assets	(7,055)	(2,779)
Net Carrying Amount - Finite-Lived Intangible Assets	38,148	30,267
Core technology | Minimum
Intangible Assets by Major Class [Line Items]
Range of life	3 years
Core technology | Maximum
Intangible Assets by Major Class [Line Items]
Range of life	7 years
Customer Relationships
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount - Finite-Lived Intangible Assets	51,895	31,002
Accumulated Amortization - Finite-Lived Intangible Assets	(12,812)	(9,233)
Net Carrying Amount - Finite-Lived Intangible Assets	$ 39,083	$ 21,769
Customer Relationships | Minimum
Intangible Assets by Major Class [Line Items]
Range of life	3 years
Customer Relationships | Maximum
Intangible Assets by Major Class [Line Items]
Range of life	12 years

Intangible Assets, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense	$ 13,115	$ 9,568	$ 7,450

Estimated Aggregate Amortization Expense for Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Expected Amortization Expense [Line Items]
Estimated aggregate amortization expense - 2013	$ 17,785
Estimated aggregate amortization expense - 2014	15,964
Estimated aggregate amortization expense - 2015	13,996
Estimated aggregate amortization expense - 2016	13,269
Estimated aggregate amortization expense - 2017	12,899
Estimated aggregate amortization expense - 2018 and thereafter	50,717
Net Carrying Amount - Finite-Lived Intangible Assets	$ 124,630

Movements in Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Balance as of beginning of period	$ 128,840	$ 115,672
Goodwill arising from acquisitions during the year	32,983	12,025
Foreign currency translation adjustments	1,193	1,143
Balance as of end of period	163,016	128,840
Patient Monitoring And Life Support Devices
Goodwill [Line Items]
Balance as of beginning of period	111,869	104,881
Goodwill arising from acquisitions during the year		6,490
Foreign currency translation adjustments	206	498
Balance as of end of period	112,075	111,869
In-Vitro Diagnostic Products
Goodwill [Line Items]
Balance as of beginning of period	11,164	5,253
Goodwill arising from acquisitions during the year	640	5,535
Foreign currency translation adjustments	165	376
Balance as of end of period	11,969	11,164
Medical Imaging Systems
Goodwill [Line Items]
Balance as of beginning of period	5,504	5,260
Foreign currency translation adjustments	81	244
Balance as of end of period	5,585	5,504
All Other Segments
Goodwill [Line Items]
Balance as of beginning of period	303	278
Goodwill arising from acquisitions during the year	32,343
Foreign currency translation adjustments	741	25
Balance as of end of period	$ 33,387	$ 303

Summary of Bank Loan Outstanding Balance (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Outstanding Loan Balance	$ 135,139	$ 85,500
Less: Non-current portion	(50,039)	(35,025)
Current portion	85,100	50,475
Bank of China New York Limited
Debt Instrument [Line Items]
Outstanding Loan Balance	50,000	50,000
Bank Of China (Hong Kong) Limited
Debt Instrument [Line Items]
Outstanding Loan Balance	85,139	35,025
China Industrial Bank
Debt Instrument [Line Items]
Outstanding Loan Balance		$ 475

Bank Loans - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended
	Jul. 13, 2012 USD ($)	Jul. 13, 2012 CNY	Dec. 31, 2012 USD ($)	May 22, 2012 USD ($)	Dec. 31, 2011	Mar. 23, 2012 Term Loan B USD ($)	Apr. 26, 2011 Term Loan B USD ($)	May 22, 2012 LIBOR	Jul. 18, 2011 Revolving Credit Facility USD ($)	Jul. 31, 2012 Revolving Credit Facility LIBOR	Jul. 18, 2011 Revolving Credit Facility LIBOR	Jul. 18, 2011 Revolving Credit Facility Letter of Credit USD ($)
Debt Disclosure [Line Items]
Debt instrument maturity period	1 year	1 year				2 years	2 years		1 year
Term loan facility	$ 475	3,000		$ 2,000		$ 50,000	$ 35,000
Margin of interest charged above LIBOR						3.55%	2.10%	1.40%		2.00%	1.80%
Revolving working capital facility									50,000
Amount of loan secured												50,000
Compensating balance percentage on borrowing capacity			105.00%
Compensating balance			$ 89,250
Weighted average interest rate			3.02%		2.30%

Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notes Payable [Line Items]
Notes payable	$ 8,697	$ 7,013

Notes Payable - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jul. 13, 2012	Dec. 31, 2012 Notes Payable Minimum	Dec. 31, 2012 Notes Payable Maximum
Debt Instrument [Line Items]
Notes payable due dates	1 year	60 days	90 days

Components of Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Accrued tender expenses	$ 6,750	$ 4,256
Accrued construction costs	9,180	11,022
Accrued operating expenses	30,435	20,975
Accrued professional fees	10,297	3,261
Accrued dispute charges	9,700
Advance subsidies from government	17,647	6,325
Guarantee deposits from distributors	11,172	8,953
Accrued interest expenses	698	588
Accrued warranty provision	11,417	8,974
Others	1,232	1,003
Other payables	$ 108,528	$ 65,357

Secondary Offering - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 09, 2010	Dec. 31, 2010
Stockholders Equity Note [Line Items]
Number of American Depository shares offered	4,000,000
Price of Class A ordinary shares per ADS	$ 38.2
Net proceeds from secondary public offering	$ 149,661	$ 149,661
Gross proceeds from secondary public offering	152,800
Legal and professional fees	$ 3,139

Dividends - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends [Line Items]
Declared and distributed dividends	$ 46,401	$ 34,522	$ 22,799

Share-Based Compensation Plan - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended
	May 13, 2010	Aug. 06, 2009	Mar. 16, 2009	Mar. 11, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 06, 2009	Sep. 30, 2006
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted-average grant-date fair value of options granted during the year							$ 9.94
Total intrinsic value of exercisable share options					$ 73,943
Total intrinsic value of the outstanding share options					74,267
Proceeds from exercise of options					24,593	7,121	11,160
Treasury stock shares reissued					387,454
Treasury stock, shares						(387,454)
2006 Employee Share Option Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Employee share incentive plan termination year									2016
Options granted during period	45,000	28,200						27,500
Exercise price of options granted	$ 32.54	$ 29.3						$ 18.34
Options subject to graded vesting, percentage of options vesting in year One	16.67%	20.00%						20.00%
Options subject to graded vesting, percentage of options vesting in year Two	16.67%	20.00%						20.00%
Options subject to graded vesting, percentage of options vesting in year Three	16.67%	20.00%						20.00%
Options subject to graded vesting, percentage of options vesting in year Four		20.00%						20.00%
Options subject to graded vesting, percentage of options vesting in year Five								20.00%
Vesting period	3 years	4 years						5 years
Stock option first vesting period	These stock options are subject to graded vesting with approximately 16.67% of the options vesting twice a year over a three-year period, with its first vesting on July 1, 2010.	approximately 20% of the options vesting each year over a four-year period, with its first vesting on June 30, 2010.						These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a five-year period, with its first vesting on December 31, 2010.
Minimum Exercise price of shares that are exchangeable under option exchange program, per share				$ 24
Increase in fair value of options granted as a result of options exchange			2,300
Total intrinsic values of share options exercised during the year					32,594	12,820	21,194
Total intrinsic value of exercisable share options					73,943	67,990	82,684
Total intrinsic value of the outstanding share options					74,266	70,191	87,951
Unrecognized compensation cost related to non-vested shares granted					67
Weighted average period of recognition of unrecognized compensation cost					2 years
Total stock options vested and expected to vest, shares					3,500,000
Stock options vested and expected to vest, weighted-average remaining contractual life					1 year 8 months 12 days
Stock options vested and expected to vest, weighted-average exercise price					$ 11.74
Stock options vested and expected to vest, aggregated intrinsic value					74,250
2006 Employee Share Option Plan | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of exercisable shares authorized under stock option plans									21,000,000
Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Unrecognized compensation cost related to non-vested shares granted					13,852
Weighted average period of recognition of unrecognized compensation cost					1 year 7 months 2 days
Total fair value of shares vested during the year					$ 9,563	$ 4,886	$ 300

Weighted-Average Assumptions Used under Black-Scholes Option Pricing Model to Estimate Fair Value of Options on Grant Date (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate			2.27%
Expected life			5 years 6 months
Assumed volatility			28.80%
Expected dividends			2.00%
Fair value on grant date			$ 9.94

Summary of Options Under Plan and Changes in Period (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Options
Outstanding as of beginning of period	5,316,868
Exercised	(1,748,935)
Forfeited	(28,207)
Outstanding as of end of period	3,539,726
Weighted Average Exercise Price
Outstanding as of beginning of period	$ 12.56
Exercised	$ 14.06
Forfeited	$ 20.69
Outstanding as of end of period	$ 11.75

Summary of Information about Stock Options Issued under Plan that are Outstanding and Exercisable (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Options	3,539,726	5,316,868
Options Outstanding, Weighted-Average Exercise Price	$ 11.75	$ 12.56
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	1 year 8 months 12 days
Options Outstanding, Aggregate Intrinsic Value	$ 74,267
Options Exercisable, Number of Options	3,489,616
Options Exercisable, Weighted-Average Exercise Price	$ 11.54
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	1 year 8 months 12 days
Options Exercisable, Aggregate Intrinsic Value	73,943
$5.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, maximum	$ 5
Options Outstanding, Number of Options	1,207,106
Options Outstanding, Weighted-Average Exercise Price	$ 5
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	1 year 1 month 24 days
Options Outstanding, Aggregate Intrinsic Value	33,437
Options Exercisable, Number of Options	1,207,106
Options Exercisable, Weighted-Average Exercise Price	$ 5
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	1 year 1 month 24 days
Options Exercisable, Aggregate Intrinsic Value	33,437
$11.00 - $18.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, minimum	$ 11
Range of Exercise Price, maximum	$ 18.34
Options Outstanding, Number of Options	1,448,746
Options Outstanding, Weighted-Average Exercise Price	$ 11.03
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	1 year 8 months 12 days
Options Outstanding, Aggregate Intrinsic Value	31,394
Options Exercisable, Number of Options	1,443,246
Options Exercisable, Weighted-Average Exercise Price	$ 11
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	1 year 8 months 9 days
Options Exercisable, Aggregate Intrinsic Value	31,315
$20.50 - $29.30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, minimum	$ 20.5
Range of Exercise Price, maximum	$ 29.3
Options Outstanding, Number of Options	845,067
Options Outstanding, Weighted-Average Exercise Price	$ 21.54
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	2 years 6 months 11 days
Options Outstanding, Aggregate Intrinsic Value	9,432
Options Exercisable, Number of Options	822,957
Options Exercisable, Weighted-Average Exercise Price	$ 21.53
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	2 years 6 months 4 days
Options Exercisable, Aggregate Intrinsic Value	9,191
$32.54 - $40.2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, minimum	$ 32.54
Range of Exercise Price, maximum	$ 40.2
Options Outstanding, Number of Options	38,807
Options Outstanding, Weighted-Average Exercise Price	$ 35.17
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	1 year 2 months 1 day
Options Outstanding, Aggregate Intrinsic Value	4
Options Exercisable, Number of Options	16,307
Options Exercisable, Weighted-Average Exercise Price	$ 38.8
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	2 years 9 months 11 days
Options Exercisable, Aggregate Intrinsic Value

Summary of Status of Company's Nonvested Shares as of Changes (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (RSUs)
Shares
Nonvested as of beginning of period	642,347
Granted	591,440
Vested	(343,815)
Forfeited	(34,217)
Nonvested as of end of period	855,755
Weighted Average Grant Date Fair Value
Nonvested as of beginning of period	$ 26.81
Granted	$ 31.45
Vested	$ 28.03
Forfeited	$ 28.12
Nonvested as of end of period	$ 29.47

Basic and Diluted Earnings Per Share - Additional Information (Detail) (HKD)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares, par value	0.001	[1]	0.001	[1]
Ordinary shares, authorized	5,000,000,000	[1]	5,000,000,000	[1]
Ordinary shares, issued	117,434,531	[1]	115,341,581	[1]
Ordinary shares, outstanding	117,434,531	[1]	115,341,581	[1]
Share options to purchase ordinary shares that were not included in the computation of diluted income per common share because their effect were anti-dilutive	38,807		109,439		90,200
Class A ordinary shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares, par value	0.001		0.001
Ordinary shares, authorized	4,000,000,000		4,000,000,000
Number Of Votes Per Share	1
Ordinary shares, issued	87,814,624		85,721,674
Ordinary shares, outstanding	87,814,624		85,721,674
Class B ordinary shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Ordinary shares, par value	0.001		0.001
Ordinary shares, authorized	1,000,000,000		1,000,000,000
Number Of Votes Per Share	5
Ordinary shares, issued	29,619,907		29,619,907
Ordinary shares, outstanding	29,619,907		29,619,907

[1]	Ordinary shares of the Company consists of Class A and Class B ordinary shares as follows: 1. Class A ordinary shares, HK$0.001 par value per share, 4,000,000,000 shares authorized, 85,721,674 shares and 87,814,624 shares issued and outstanding as of December 31, 2011 and 2012, respectively. 2. Class B ordinary shares, HK$0.001 par value per share, 1,000,000,000 shares authorized, 29,619,907 shares and 29,619,907 shares issued and outstanding as of December 31, 2011 and 2012, respectively.

Computation of Potential Dilutive Shares for Period (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income attributable to Mindray shareholders	$ 180,209	$ 166,629	$ 155,466
Denominator
Weighted-average ordinary shares outstanding, basic	116,749,213	115,254,095	113,638,024
Basic earnings per share	$ 1.54	$ 1.45	$ 1.37
Numerator
Net income attributable to Mindray shareholders	$ 180,209	$ 166,629	$ 155,466
Denominator
Weighted-average ordinary shares outstanding, basic	116,749,213	115,254,095	113,638,024
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	3,065,791	3,195,756	3,943,172
Weighted-average ordinary shares outstanding, diluted	119,815,004	118,449,851	117,581,196
Diluted earnings per share	$ 1.5	$ 1.41	$ 1.32

Other Income, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Government and other subsidies	$ 1,725	$ 1,960	$ 9,129
Others, net	(106)	1,148	(294)
Other income, net	$ 1,619	$ 3,108	$ 8,835

Staff Retirement Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CHINA
Defined Contribution Plan Disclosure [Line Items]
Contributions to staff retirement plans	$ 10,005	$ 8,786	$ 5,826
Foreign
Defined Contribution Plan Disclosure [Line Items]
Contributions to staff retirement plans	$ 3,795	$ 3,254	$ 1,753

Components of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Current taxes charged	$ 37,396	$ 19,974	$ 14,739
Deferred taxes charged (credited)	(27)	2,673	2,892
Total provision for income taxes	$ 37,369	$ 22,647	$ 17,631

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Mindray DS USA Inc	Dec. 31, 2012 Mindray DS USA Inc Minimum	Dec. 31, 2012 Mindray DS USA Inc Maximum	Mar. 31, 2011 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	Mar. 31, 2010 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	Dec. 31, 2010 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	Dec. 31, 2009 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	Dec. 31, 2012 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd. New And Hi Tech Enterprises	Dec. 31, 2012 UNITED STATES Mindray DS USA Inc
Income Taxes [Line Items]
Federal income tax rate	15.00%	15.00%	15.00%									15.00%	35.00%
Adjusted corporate income tax rate										10.00%	10.00%
Corporate income tax savings								$ 7,600,000	$ 8,600,000	$ 7,600,000	$ 8,600,000
Average state tax rate													8.00%
Effective tax rate													40.20%
Number of years tax returns are subject to examination													3 years
Net operating loss carry forwards	113,109,000				75,871,000
Period of expiration for operating loss carry forwards						2029	2032
Valuation allowance	51,884,000	36,945,000	29,132,000	14,674,000
Assumption utilized to recognize valuation allowance	As the Company operates through multiple subsidiaries, the valuation allowance is considered on an individual subsidiary basis. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets within those loss jurisdictions will not be realized.
Minimum likelihood of tax benefits being recognized upon settlement	50.00%
Unrecognized tax benefits	$ 5,484,000	$ 3,651,000	$ 1,742,000

Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets are analyzed as:
Accrued compensation	$ 473	$ 698
Acquired intangible assets	6,049	4,861
Bad debt provision	3,418	1,044
Depreciation of property, plant and equipment	1,135	342
Government subsidies	2,393	714
Inventory write-down	1,096	(397)
Sales incentive and warranty accruals	2,315	1,705
Tax loss	41,058	31,335
Others	390	126
Valuation allowance	(51,884)	(36,945)	(29,132)	(14,674)
Net deferred tax assets	6,443	3,483
Deferred tax liabilities are analyzed as:
Acquired intangible assets	(23,369)	(12,925)
Total	$ (16,926)	$ (9,442)

Analysis of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets are analyzed as:
Current	$ 6,443	$ 3,483
Deferred tax liabilities are analyzed as:
Non-current	(23,369)	(12,925)
Total	$ (16,926)	$ (9,442)

Movements in Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Balance, beginning of year	$ 36,945	$ 29,132	$ 14,674
Current year addition	14,939	7,813	14,458
Balance, end of year	$ 51,884	$ 36,945	$ 29,132

Reconciliation of Income Tax Expense to Amount Computed by Applying Current Tax Rate to Income Before Income Taxes in Consolidated Statements of Operations (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Income before income taxes and non-controlling interests	$ 219,651	$ 189,572	$ 173,097
PRC enterprise income tax rate	15.00%	15.00%	15.00%
Income tax at PRC enterprise income tax rate on income before income taxes	36,809	32,196	25,140
Effect of net income for which no income tax benefit/expense is receivable/payable	(929)	1,252	(514)
Effect of foreign income tax rate	(5,192)	(10,392)	(12,823)
Change in PRC income tax rate	(68)	(124)	(832)
Employee share-based compensation	1,833	1,909	1,466
Non-taxable VAT refund	(3,853)	(3,303)	(2,650)
Additional deduction on research and development expenses	(5,958)	(5,109)	(3,720)
Over provision of income taxes in prior years	(212)	(1,595)	(2,162)
Change in valuation allowance	14,939	7,813	13,726
Total provision for income taxes	$ 37,369	$ 22,647	$ 17,631

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits beginning balance	$ 3,651	$ 1,742
Gross decrease - tax positions in prior year		(417)
Gross increase - current period tax positions	1,833	2,326
Unrecognized tax benefits ending balance	$ 5,484	$ 3,651

Acquisitions - Additional Information (Detail) In Thousands, unless otherwise specified	Jul. 25, 2011 Transactions Completed in 2011 USD ($)	Jul. 25, 2011 Transactions Completed in 2011 Suzhou Hyssen Electronic Technology Ltd ("Hyssen")	Apr. 01, 2011 Transactions Completed in 2011 Shenzhen Shenke Medical Instrument Technical Development Co., Ltd ("Shenke") USD ($)	Jul. 25, 2011 Transactions Completed in 2011 Shenzhen Shenke Medical Instrument Technical Development Co., Ltd ("Shenke")	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio USD ($)	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio Wuhan Dragonbio Surgical Implant Co.,Ltd ("Dragonbio") USD ($)	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities USD ($) Entity	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Zhejiang Greenlander Info Tech Co., Ltd ("Greenlander")	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Hunan Changsha Tiandiren Biotech Co Ltd ("Tiandiren")	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Hunan Changsha Tiandiren Biotech Co Ltd ("Tiandiren") Other Additional Capital USD ($)	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Hunan Changsha Tiandiren Biotech Co Ltd ("Tiandiren") Other Additional Capital CNY	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Hangzhou Optcla Medical Instrument Co Ltd ("Optcla")	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Shanghai Medical Optical Instruments Factory Co Ltd ("SMOIF")	Dec. 31, 2012
Transactions Completed in 2012 for Other PRC Entities
Zhejiang Greenlander Info Tech Co., Ltd ("Greenlander") and Hangzhou Optcla Medical Instrument Co Ltd ("Optcla")
Other Additional Capital
USD ($)
Dec. 31, 2012
Transactions Completed in 2012 for Other PRC Entities
Zhejiang Greenlander Info Tech Co., Ltd ("Greenlander") and Hangzhou Optcla Medical Instrument Co Ltd ("Optcla")
Other Additional Capital
CNY
																Dec. 31, 2012 Transactions Completed in 2012 For one of the entities is subject to downward Adjustments USD ($)
Business Acquisition [Line Items]
Controlling stake in acquired business		51.00%		51.00%		51.00%		54.30%	51.00%			57.70%	100.00%
Business acquisition date		Jul 25, 2011	Apr 1, 2011
Total acquisition consideration	$ 10,208					$ 35,263	$ 21,025									$ 2,802
Total acquisition consideration, payable to original shareholders	9,413				35,263		21,025
Total acquisition consideration, capital contribution	795
Business acquisition contingent consideration as of the acquisition date			872
Number of acquisitions by company							4
Business acquisition purchase consideration payable							5,485
Amount under escrow deposits							1,779
Business acquisition further capital injection from parent										527				1,750	11,000
Additional capital to increase equity interest														60.00%	60.00%
Business acquisition further capital injection from non-controlling interests										506				623
Amount of additional capital										$ 1,033	6,500

Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio	Jul. 25, 2011 Transactions Completed in 2011
Business Acquisition [Line Items]
Current assets			$ 6,334	$ 9,557	$ 4,212
Property, plant, and equipment			1,239	2,185	244
Intangible assets			13,248	35,153	3,716
Land use rights				1,436
Goodwill			12,438	20,545	12,025
Total assets acquired			33,259	68,876	20,197
Current liabilities			(1,231)	(3,030)	(2,011)
Deferred tax liabilities			(2,188)	(5,274)	(926)
Net assets acquired			29,840	60,572	17,260
Non-controlling interests			(8,815)	(25,309)	(7,847)
Total consideration			21,025	35,263	9,413
Less: Purchase consideration payable	(20,354)	(2,142)	(5,485)	(14,106)	(2,142)
Less: Cash acquired			(2,294)	(1,817)	(741)
Acquisition cost, net of cash received			$ 13,246	$ 19,340	$ 6,530

Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended									1 Months Ended				1 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Trade Names Minimum	Dec. 31, 2012 Trade Names Maximum	Dec. 31, 2012 Technology Minimum	Dec. 31, 2012 Technology Maximum	Dec. 31, 2012 Customer Relationships Minimum	Dec. 31, 2012 Customer Relationships Maximum	Jul. 25, 2011 Transactions Completed in 2011	Jul. 25, 2011 Transactions Completed in 2011 Trade Names	Jul. 25, 2011 Transactions Completed in 2011 Technology	Jul. 25, 2011 Transactions Completed in 2011 Customer Relationships	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio Trade Names	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio Technology	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio Customer Relationships	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Trade Names	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Trade Names Minimum	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Trade Names Maximum	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Technology	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Technology Minimum	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Technology Maximum	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Customer Relationships	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Customer Relationships Minimum	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Customer Relationships Maximum
Acquired Intangible Assets by Major Class [Line Items]
Finite lived intangible assets useful life	3 years	20 years	5 years	20 years	3 years	15 years	3 years	12 years		10 years	10 years	10 years		15 years	15 years	15 years			9 years	15 years		6 years	15 years		9 years	12 years
Total Intangible Assets									$ 3,716	$ 1,306	$ 1,631	$ 779	$ 35,153	$ 905	$ 20,455	$ 13,793	$ 13,248	$ 1,712			$ 4,855			$ 6,681

Banking Facilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Banking Facility [Line Items]
Amount available from banking facilities	$ 275,843	$ 193,452
Unutilized aggregate available banking facilities	$ 71,457	$ 41,979

Minimum Rental Under Non-cancelable Operating Leases (Detail) (Noncancelable Lease Obligations, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Noncancelable Lease Obligations
Operating Leased Assets [Line Items]
Minimum rentals under operating leases - 2013	$ 6,584
Minimum rentals under operating leases - 2014	4,304
Minimum rentals under operating leases - 2015	3,498
Minimum rentals under operating leases - 2016	3,277
Minimum rentals under operating leases - 2017	2,831
Minimum rentals under operating leases - 2018 and thereafter	375
Minimum rentals under operating leases	$ 20,869

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Rental expenses under operating leases	$ 12,049	$ 11,071	$ 8,784
Outstanding capital commitments for property, plant and equipment	22,857
Accrued dispute charges	$ 9,700

Distribution of Profits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Retained Earnings Adjustments [Line Items]
Percentage of subsidiaries registered capital balance upto which appropriations to statutory surplus reserve is required	50.00%
Amount of restricted portion	$ 32,876	$ 29,105
Minimum
Retained Earnings Adjustments [Line Items]
Percentage of pre tax income that is required to be appropriated to the statutory surplus reserve	10.00%

Segment Reporting - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Customer Segment	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer
Segment Reporting Disclosure [Line Items]
Number of reportable segments	3
Number of customers accounted to 10% or more of Company's net revenue	0	0	0

Segment Reporting (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 1,060,054		$ 880,743		$ 704,309
Cost of revenues	(459,389)	[1]	(394,302)	[1]	(303,334)	[1]
Gross profit	600,665		486,441		400,975
Patient Monitoring And Life Support Devices
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	449,131		386,692		316,223
Cost of revenues	(195,333)		(174,509)		(136,388)
Gross profit	253,798		212,183		179,835
In-Vitro Diagnostic Products
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	286,075		222,270		175,245
Cost of revenues	(119,420)		(98,348)		(70,554)
Gross profit	166,655		123,922		104,691
Medical Imaging Systems
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	253,234		221,603		173,170
Cost of revenues	(87,983)		(77,020)		(57,086)
Gross profit	165,251		144,583		116,084
All Other Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	71,614		50,178		39,671
Cost of revenues	(56,653)		(44,425)		(39,306)
Gross profit	$ 14,961		$ 5,753		$ 365

[1]	Years Ended December 31, 2010 2011 2012 Share-based compensation charged during the years related to: Cost of revenues $ 320 $ 762 $ 811 Selling expenses 2,569 4,429 4,457 General and administrative expenses 1,591 3,118 4,409 Research and development expenses 2,800 4,059 4,307

Net Revenues Attributable by Country of Domicile (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues:
Net revenues	$ 1,060,054	$ 880,743	$ 704,309
CHINA
Net revenues:
Net revenues	472,991	374,312	293,435
UNITED STATES
Net revenues:
Net revenues	143,586	136,689	104,814
Europe
Net revenues:
Net revenues	100,985	91,046	87,720
Other Countries
Net revenues:
Net revenues	$ 342,492	$ 278,696	$ 218,340

Long-Lived Assets Located at Respective Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets
Total long lived assets	$ 324,931	$ 293,224
CHINA
Long-lived assets
PRC	288,978	259,685
UNITED STATES
Long-lived assets
Long-lived assets	28,546	28,338
Other Countries
Long-lived assets
Long-lived assets	$ 7,407	$ 5,201

Subsequent Events - Additional Information (Detail)	12 Months Ended			3 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2011 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd. USD ($)	Mar. 31, 2010 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd. USD ($)	Dec. 31, 2010 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd. USD ($)	Dec. 31, 2009 CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd. USD ($)	Dec. 31, 2012 Beijing Precil Instrument Co., Ltd. USD ($)	Mar. 31, 2013 Subsequent Event CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Fiscal Year 2011 USD ($)	Mar. 31, 2013 Subsequent Event CHINA Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Fiscal Year 2012 USD ($)	Feb. 25, 2013 Subsequent Event Dividend Declared USD ($)	Jan. 31, 2013 Subsequent Event Beijing Precil Instrument Co., Ltd. USD ($)	Jan. 31, 2013 Subsequent Event Beijing Precil Instrument Co., Ltd. CNY
Subsequent Event [Line Items]
Controlling stake in acquired business												47.08%	47.08%
Total acquisition consideration												$ 7,497,000	47,080,000
Amount under escrow deposits								5,289,000
Additional capital to increase equity interest												51.00%	51.00%
Cash dividend declared, per share	$ 0.4	$ 0.3	$ 0.2								$ 0.5
Date of declaration of cash dividend											Feb 25, 2013
Date on or around which dividend is to be paid											Apr 8, 2013
Dividends record date											Mar 8, 2013
Preferential income tax rate									15.00%	15.00%
Adjusted corporate income tax rate						10.00%	10.00%		10.00%	10.00%
Corporate income tax savings				$ 7,600,000	$ 8,600,000	$ 7,600,000	$ 8,600,000		$ 7,900,000	$ 11,400,000